STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
IT Services	8.4%
Software	7.3
Banks	6.8
Interactive Media & Services	5.7
Electric Utilities	5.1
Aerospace & Defense	4.7
Technology Hardware, Storage & Peripherals	4.6
Health Care Equipment & Supplies	4.5
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	3.7
Biotechnology	3.0
Beverages	3.0
Capital Markets	2.9
Household Products	2.7
Food & Staples Retailing	2.5
Specialty Retail	2.5
Diversified Financial Services	2.3
Hotels, Restaurants & Leisure	2.1
Insurance	2.1
Industrial Conglomerates	1.8
Pharmaceuticals	1.7
Money Market Fund	1.7
Industry Diversification	Percent*
Consumer Finance	1.5%
Air Freight & Logistics	1.5
Diversified Telecommunication Services	1.4
Communications Equipment	1.4
Entertainment	1.4
Food Products	1.3
Road & Rail	1.1
Textiles, Apparel & Luxury Goods	1.1
Internet & Direct Marketing Retail	1.1
Automobiles	1.0
Electrical Equipment	0.9
Equity Real Estate Investment Trusts	0.9
Chemicals	0.9
Media	0.8
Machinery	0.7
Health Care Providers & Services	0.7
Energy Equipment & Services	0.5
Multiline Retail	0.5
Total Investments	101.9%

*	Percentages indicated are based on net assets as of January 31, 2020.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (100.2%)
AEROSPACE & DEFENSE (4.7%)
Boeing Co. (The)	900	$ 286,442
General Dynamics Corp.	1,200	210,528
Lockheed Martin Corp.	900	385,308
Raytheon Co.	1,400	309,316
United Technologies Corp.	2,100	315,420
		1,507,014
AIR FREIGHT & LOGISTICS (1.5%)
FedEx Corp.	1,500	216,960
United Parcel Service, Inc., Class B	2,400	248,448
		465,408
AUTOMOBILES (1.0%)
Ford Motor Co.	18,200	160,524
General Motors Co.	4,700	156,933
		317,457
BANKS (6.8%)
Bank of America Corp.	15,400	505,582
Citigroup, Inc.	4,600	342,286
JPMorgan Chase & Co.	5,700	754,452
U.S. Bancorp	4,600	244,812
Wells Fargo & Co.	6,400	300,416
		2,147,548
BEVERAGES (3.0%)
Coca-Cola Co. (The)	8,100	473,040
PepsiCo, Inc.	3,400	482,868
		955,908
BIOTECHNOLOGY (3.0%)
AbbVie, Inc.	2,700	218,754
Amgen, Inc.	1,400	302,470
Biogen, Inc.(a)	700	188,195
Gilead Sciences, Inc.	4,000	252,800
		962,219
CAPITAL MARKETS (2.9%)
Bank of New York Mellon Corp. (The)	3,500	156,730
BlackRock, Inc.	500	263,675
	Shares	Value
Goldman Sachs Group, Inc. (The)	1,100	$ 261,525
Morgan Stanley	4,800	250,848
		932,778
CHEMICALS (0.9%)
Dow, Inc.	3,100	142,817
DuPont de Nemours, Inc.	2,700	138,186
		281,003
COMMUNICATIONS EQUIPMENT (1.4%)
Cisco Systems, Inc.	9,500	436,715
CONSUMER FINANCE (1.5%)
American Express Co.	2,000	259,740
Capital One Financial Corp.	2,200	219,560
		479,300
DIVERSIFIED FINANCIAL SERVICES (2.3%)
Berkshire Hathaway, Inc., Class B(a)	3,200	718,176
DIVERSIFIED TELECOMMUNICATION SERVICES (1.4%)
Verizon Communications, Inc.	7,700	457,688
ELECTRIC UTILITIES (5.1%)
Duke Energy Corp.	4,000	390,520
Exelon Corp.	5,100	242,709
NextEra Energy, Inc.	2,300	616,860
Southern Co. (The)	5,100	359,040
		1,609,129
ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	4,000	286,520
ENERGY EQUIPMENT & SERVICES (0.5%)
Schlumberger Ltd.	4,600	154,146
ENTERTAINMENT (1.4%)
Walt Disney Co. (The)	3,200	442,592
EQUITY REAL ESTATE INVESTMENT TRUSTS (0.9%)
Simon Property Group, Inc.	2,100	279,615
FOOD & STAPLES RETAILING (2.5%)
Costco Wholesale Corp.	1,100	336,072

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
Walgreens Boots Alliance, Inc.	3,000	$ 152,550
Walmart, Inc.	2,800	320,572
		809,194
FOOD PRODUCTS (1.3%)
Kraft Heinz Co. (The)	5,300	154,760
Mondelez International, Inc., Class A	4,800	275,424
		430,184
HEALTH CARE EQUIPMENT & SUPPLIES (4.5%)
Abbott Laboratories	5,900	514,126
Danaher Corp.	2,400	386,088
Medtronic PLC	4,600	531,024
		1,431,238
HEALTH CARE PROVIDERS & SERVICES (0.7%)
CVS Health Corp.	3,100	210,242
HOTELS, RESTAURANTS & LEISURE (2.1%)
McDonald's Corp.	1,900	406,543
Starbucks Corp.	3,000	254,490
		661,033
HOUSEHOLD PRODUCTS (2.7%)
Colgate-Palmolive Co.	3,200	236,096
Procter & Gamble Co. (The)	4,900	610,638
		846,734
INDUSTRIAL CONGLOMERATES (1.8%)
3M Co.	1,400	222,124
Honeywell International, Inc.	2,100	363,762
		585,886
INSURANCE (2.1%)
Allstate Corp. (The)	2,300	272,642
American International Group, Inc.	3,300	165,858
MetLife, Inc.	4,400	218,724
		657,224
INTERACTIVE MEDIA & SERVICES (5.7%)
Alphabet, Inc., Class A†(a)	400	573,112
Alphabet, Inc., Class C(a)	400	573,692
Facebook, Inc., Class A(a)	3,300	666,303
		1,813,107
INTERNET & DIRECT MARKETING RETAIL (1.1%)
Booking Holdings, Inc.(a)	200	366,110
IT SERVICES (8.4%)
Accenture PLC, Class A	1,900	389,899
	Shares	Value
International Business Machines Corp.	2,000	$ 287,460
Mastercard, Inc., Class A	2,400	758,256
PayPal Holdings, Inc.(a)	3,100	353,059
Visa, Inc., Class A	4,400	875,468
		2,664,142
MACHINERY (0.7%)
Caterpillar, Inc.	1,700	223,295
MEDIA (0.8%)
Charter Communications, Inc., Class A(a)	500	258,730
MULTILINE RETAIL (0.5%)
Target Corp.	1,500	166,110
OIL, GAS & CONSUMABLE FUELS (4.1%)
Chevron Corp.	3,400	364,276
ConocoPhillips	3,000	178,290
Exxon Mobil Corp.	6,700	416,204
Kinder Morgan, Inc.	8,700	181,569
Occidental Petroleum Corp.	4,200	166,824
		1,307,163
PHARMACEUTICALS (1.7%)
Allergan PLC	1,000	186,640
Eli Lilly & Co.	2,500	349,100
		535,740
ROAD & RAIL (1.1%)
Union Pacific Corp.	1,900	340,898
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (3.7%)
Intel Corp.	6,700	428,331
NVIDIA Corp.	1,300	307,359
QUALCOMM, Inc.	2,000	170,620
Texas Instruments, Inc.	2,300	277,495
		1,183,805
SOFTWARE (7.3%)
Adobe, Inc.(a)	1,400	491,596
Microsoft Corp.	8,900	1,515,047
Oracle Corp.	6,000	314,700
		2,321,343
SPECIALTY RETAIL (2.5%)
Home Depot, Inc. (The)	2,400	547,440
Lowe’s Cos., Inc.	2,100	244,104
		791,544

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.6%)
Apple, Inc.	4,700	$ 1,454,697
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
NIKE, Inc., Class B	3,500	337,050
TOTAL COMMON STOCKS (COST $31,832,708)		31,828,685
MONEY MARKET FUND (1.7%)
Northern Institutional Treasury Portfolio (Premier Class), 1.47%(b)	541,708	541,708
TOTAL MONEY MARKET FUND (COST $541,708)		541,708
TOTAL INVESTMENTS (COST $32,374,416) 101.9%		32,370,393
WRITTEN CALL OPTIONS -1.9% (PREMIUMS RECEIVED $(459,342))		(596,385)
	Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		$ (21,537)
NET ASSETS 100.0%		$ 31,752,471
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2020 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2020 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	10	$ (175,000)	$ 175.00	4/17/20	$ (1,130)
Abbott Laboratories	Call	55	(481,250)	87.50	2/21/20	(8,415)
AbbVie, Inc.	Call	20	(180,000)	90.00	5/15/20	(2,400)
Accenture PLC, Class A	Call	15	(330,000)	220.00	3/20/20	(2,250)
Adobe, Inc.	Call	10	(370,000)	370.00	3/20/20	(6,340)
Allergan PLC	Call	5	(95,000)	190.00	2/21/20	(600)
Allstate Corp. (The)	Call	20	(230,000)	115.00	2/21/20	(10,200)
Alphabet, Inc., Class C	Call	4	(600,000)	1,500.00	2/21/20	(8,720)
American Express Co.	Call	20	(270,000)	135.00	4/17/20	(5,180)
American International Group, Inc.	Call	30	(165,000)	55.00	5/15/20	(2,610)
Amgen, Inc.	Call	10	(245,000)	245.00	4/17/20	(540)
Apple, Inc.	Call	35	(1,172,500)	335.00	3/20/20	(14,350)
Bank of America Corp.	Call	150	(525,000)	35.00	4/17/20	(7,275)
Bank of New York Mellon Corp. (The)	Call	30	(135,000)	45.00	3/20/20	(3,900)
Berkshire Hathaway, Inc., Class B	Call	30	(720,000)	240.00	3/20/20	(2,670)
Biogen, Inc.	Call	5	(162,500)	325.00	3/20/20	(1,005)
BlackRock, Inc.	Call	4	(208,000)	520.00	2/21/20	(6,360)
Boeing Co. (The)	Call	9	(301,500)	335.00	3/20/20	(5,130)
Booking Holdings, Inc.	Call	2	(408,000)	2,040.00	3/20/20	(3,520)
Capital One Financial Corp.	Call	20	(210,000)	105.00	3/20/20	(2,340)
Caterpillar, Inc.	Call	15	(217,500)	145.00	3/20/20	(1,125)
Charter Communications, Inc., Class A	Call	2	(102,000)	510.00	3/20/20	(3,808)
Chevron Corp.	Call	30	(345,000)	115.00	3/20/20	(1,260)
Cisco Systems, Inc.	Call	90	(427,500)	47.50	3/20/20	(10,935)
Citigroup, Inc.	Call	40	(320,000)	80.00	3/20/20	(2,680)
Coca-Cola Co. (The)	Call	75	(412,500)	55.00	2/21/20	(26,625)
Colgate-Palmolive Co.	Call	30	(210,000)	70.00	2/21/20	(12,000)
ConocoPhillips	Call	25	(162,500)	65.00	4/17/20	(2,450)
Costco Wholesale Corp.	Call	10	(310,000)	310.00	2/21/20	(3,300)
CVS Health Corp.	Call	25	(200,000)	80.00	5/15/20	(1,450)
Danaher Corp.	Call	20	(340,000)	170.00	3/20/20	(2,760)
Dow, Inc.	Call	30	(150,000)	50.00	6/19/20	(3,990)
Duke Energy Corp.	Call	35	(323,750)	92.50	4/17/20	(20,125)
DuPont de Nemours, Inc.	Call	20	(125,000)	62.50	4/17/20	(340)
Eli Lilly & Co.	Call	20	(300,000)	150.00	4/17/20	(4,440)
Emerson Electric Co.	Call	35	(271,250)	77.50	3/20/20	(2,275)
Exelon Corp.	Call	50	(235,000)	47.00	4/17/20	(8,875)
Exxon Mobil Corp.	Call	65	(438,750)	67.50	4/17/20	(2,925)
Facebook, Inc., Class A	Call	25	(587,500)	235.00	3/20/20	(1,400)
FedEx Corp.	Call	10	(165,000)	165.00	3/20/20	(900)
Ford Motor Co.	Call	175	(157,500)	9.00	3/20/20	(5,512)
General Dynamics Corp.	Call	12	(228,000)	190.00	5/15/20	(2,520)
General Motors Co.	Call	39	(136,500)	35.00	3/20/20	(2,691)
Gilead Sciences, Inc.	Call	35	(245,000)	70.00	5/15/20	(3,308)
Goldman Sachs Group, Inc. (The)	Call	10	(230,000)	230.00	2/21/20	(11,010)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Home Depot, Inc. (The)	Call	20	$ (460,000)	$ 230.00	3/20/20	$ (13,050)
Honeywell International, Inc.	Call	20	(370,000)	185.00	3/20/20	(1,400)
Intel Corp.	Call	65	(390,000)	60.00	2/21/20	(27,625)
International Business Machines Corp.	Call	20	(280,000)	140.00	3/20/20	(10,950)
JPMorgan Chase & Co.	Call	50	(700,000)	140.00	3/20/20	(6,100)
Kinder Morgan, Inc.	Call	80	(176,000)	22.00	3/20/20	(1,440)
Kraft Heinz Co. (The)	Call	10	(32,500)	32.50	3/20/20	(390)
Kraft Heinz Co. (The)	Call	40	(130,000)	32.50	6/19/20	(3,280)
Lockheed Martin Corp.	Call	8	(320,000)	400.00	3/20/20	(24,000)
Lowe’s Cos., Inc.	Call	20	(260,000)	130.00	4/17/20	(2,440)
Mastercard, Inc., Class A	Call	20	(680,000)	340.00	3/20/20	(5,000)
McDonald's Corp.	Call	15	(300,000)	200.00	2/21/20	(21,937)
Medtronic PLC	Call	40	(460,000)	115.00	2/21/20	(11,360)
MetLife, Inc.	Call	40	(210,000)	52.50	3/20/20	(2,160)
Microsoft Corp.	Call	80	(1,400,000)	175.00	4/17/20	(36,800)
Mondelez International, Inc., Class A	Call	45	(247,500)	55.00	3/20/20	(14,220)
Morgan Stanley	Call	40	(210,000)	52.50	2/21/20	(4,760)
NextEra Energy, Inc.	Call	20	(500,000)	250.00	3/20/20	(39,220)
NIKE, Inc., Class B	Call	30	(315,000)	105.00	4/17/20	(3,540)
NVIDIA Corp.	Call	10	(230,000)	230.00	2/21/20	(15,300)
Occidental Petroleum Corp.	Call	34	(136,000)	40.00	2/21/20	(4,063)
Oracle Corp.	Call	55	(302,500)	55.00	3/20/20	(4,923)
PayPal Holdings, Inc.	Call	25	(325,000)	130.00	4/17/20	(1,950)
PepsiCo, Inc.	Call	30	(420,000)	140.00	3/20/20	(13,425)
Procter & Gamble Co. (The)	Call	45	(585,000)	130.00	3/20/20	(4,050)
QUALCOMM, Inc.	Call	15	(142,500)	95.00	2/21/20	(1,065)
Raytheon Co.	Call	10	(250,000)	250.00	5/15/20	(1,250)
Schlumberger Ltd.	Call	40	(160,000)	40.00	5/15/20	(1,560)
Simon Property Group, Inc.	Call	15	(217,500)	145.00	4/17/20	(1,575)
Southern Co. (The)	Call	50	(312,500)	62.50	2/21/20	(40,050)
Starbucks Corp.	Call	25	(225,000)	90.00	4/17/20	(3,300)
Target Corp.	Call	15	(180,000)	120.00	3/20/20	(2,370)
Texas Instruments, Inc.	Call	20	(280,000)	140.00	5/15/20	(1,330)
U.S. Bancorp	Call	40	(220,000)	55.00	4/17/20	(3,920)
Union Pacific Corp.	Call	15	(292,500)	195.00	5/15/20	(4,500)
United Parcel Service, Inc., Class B	Call	21	(252,000)	120.00	4/17/20	(294)
United Technologies Corp.	Call	20	(310,000)	155.00	2/21/20	(1,880)
Verizon Communications, Inc.	Call	73	(456,250)	62.50	4/17/20	(3,139)
Visa, Inc., Class A	Call	40	(840,000)	210.00	2/21/20	(3,520)
Walgreens Boots Alliance, Inc.	Call	30	(165,000)	55.00	4/17/20	(2,580)
Walmart, Inc.	Call	25	(300,000)	120.00	4/17/20	(4,550)
Walt Disney Co. (The)	Call	30	(435,000)	145.00	3/20/20	(9,180)
Wells Fargo & Co.	Call	60	(300,000)	50.00	4/17/20	(3,300)
Total (Premiums received $459,342)						$ (596,385)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	55.9%
Canada	10.4
Ireland (Republic of)	6.4
Japan	5.2
United Kingdom	4.7
Netherlands	3.6
Spain	2.9
Switzerland	2.9
Taiwan, Province of China	2.7
India	1.8
France	1.4
Jersey	1.3
China	0.9
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (97.8%)
AEROSPACE & DEFENSE (4.1%)
Raytheon Co.	35,926	$ 7,937,490
United Technologies Corp.	38,710	5,814,242
		13,751,732
AIR FREIGHT & LOGISTICS (1.3%)
United Parcel Service, Inc., Class B	41,470	4,292,974
AUTO COMPONENTS (1.2%)
Magna International, Inc., ADR	77,340	3,920,365
AUTOMOBILES (1.7%)
Honda Motor Co. Ltd., Sponsored ADR	226,380	5,795,328
BANKS (9.9%)
Banco Santander SA, Sponsored ADR	1,193,780	4,679,618
Bank of Nova Scotia (The)	69,000	3,768,780
Canadian Imperial Bank of Commerce	54,540	4,443,374
Huntington Bancshares, Inc.	279,790	3,796,750
Lloyds Banking Group PLC, ADR	1,761,280	5,213,389
People's United Financial, Inc.	181,390	2,797,034
Royal Bank of Canada	58,670	4,632,583
Wells Fargo & Co.	77,410	3,633,625
		32,965,153
BEVERAGES (2.3%)
PepsiCo, Inc.	54,490	7,738,670
BIOTECHNOLOGY (1.1%)
AbbVie, Inc.	43,750	3,544,625
COMMUNICATIONS EQUIPMENT (1.9%)
Cisco Systems, Inc.	137,400	6,316,278
CONSTRUCTION MATERIALS (1.7%)
CRH PLC, Sponsored ADR	149,560	5,621,960
DISTRIBUTORS (1.1%)
Genuine Parts Co.	38,570	3,608,995
DIVERSIFIED FINANCIAL SERVICES (2.1%)
ORIX Corp., Sponsored ADR	80,930	6,862,055
DIVERSIFIED TELECOMMUNICATION SERVICES (3.2%)
BCE, Inc.	129,470	6,100,627
TELUS Corp.	114,730	4,601,820
		10,702,447
ELECTRIC UTILITIES (1.6%)
Duke Energy Corp.	54,620	5,332,551
	Shares	Value
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (2.6%)
National Instruments Corp.	101,150	$ 4,514,324
TE Connectivity Ltd.	45,060	4,153,631
		8,667,955
EQUITY REAL ESTATE INVESTMENT TRUSTS (3.2%)
Digital Realty Trust, Inc.	39,210	4,822,438
EPR Properties	43,210	3,083,898
LTC Properties, Inc.	61,660	2,846,225
		10,752,561
FOOD PRODUCTS (2.4%)
General Mills, Inc.	62,850	3,282,027
Kellogg Co.	67,710	4,618,499
		7,900,526
HEALTH CARE EQUIPMENT & SUPPLIES (6.3%)
Koninklijke Philips N.V., Sponsored NYS	105,520	4,830,705
Medtronic PLC	64,950	7,497,828
Smith & Nephew PLC, Sponsored ADR	182,000	8,737,820
		21,066,353
HEALTH CARE PROVIDERS & SERVICES (4.3%)
Encompass Health Corp.	91,660	7,060,570
Quest Diagnostics, Inc.	64,860	7,178,056
		14,238,626
HOTELS, RESTAURANTS & LEISURE (4.7%)
Carnival PLC, ADR	41,940	1,723,734
Dunkin' Brands Group, Inc.	57,410	4,483,147
McDonald's Corp.	43,984	9,411,256
		15,618,137
HOUSEHOLD DURABLES (1.0%)
Leggett & Platt, Inc.	72,470	3,448,847
HOUSEHOLD PRODUCTS (0.6%)
Clorox Co. (The)	13,370	2,103,235
INDUSTRIAL CONGLOMERATES (1.3%)
3M Co.	27,293	4,330,307
INSURANCE (1.2%)
Principal Financial Group, Inc.	77,560	4,106,802
IT SERVICES (6.1%)
Accenture PLC, Class A	38,830	7,968,305
Infosys Ltd., Sponsored ADR	546,200	5,986,352
Paychex, Inc.	74,990	6,431,892
		20,386,549

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
MACHINERY (2.9%)
Cummins, Inc.	33,868	$ 5,417,864
Snap-on, Inc.	25,938	4,140,483
		9,558,347
MEDIA (2.6%)
Interpublic Group of Cos., Inc. (The)	188,000	4,267,600
WPP PLC, Sponsored ADR	71,330	4,433,873
		8,701,473
METALS & MINING (0.9%)
Ternium SA, Sponsored ADR	134,940	2,824,294
MULTI-UTILITIES (2.2%)
Algonquin Power & Utilities Corp.	467,720	7,160,793
OIL, GAS & CONSUMABLE FUELS (5.0%)
China Petroleum & Chemical Corp., ADR	52,980	2,777,741
Exxon Mobil Corp.	76,240	4,736,029
TOTAL SA, Sponsored ADR	95,960	4,662,697
Valero Energy Corp.	52,040	4,387,492
		16,563,959
PERSONAL PRODUCTS (2.2%)
Unilever N.V., Sponsored NYS	124,970	7,283,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.0%)
Analog Devices, Inc.	52,870	5,802,483
Intel Corp.	131,860	8,429,810
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	163,760	8,833,214
Texas Instruments, Inc.	58,400	7,045,960
		30,111,467
SOFTWARE (1.2%)
Oracle Corp.	75,600	3,965,220
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.9%)
Canon, Inc., Sponsored ADR	181,250	$ 4,743,313
HP, Inc.	274,500	5,852,340
Logitech International SA	129,670	5,787,172
		16,382,825
TOTAL COMMON STOCKS (COST $290,265,117)		325,624,661
MONEY MARKET FUND (0.8%)
Northern Institutional Treasury Portfolio (Premier Class), 1.47%(a)	2,686,984	2,686,984
TOTAL MONEY MARKET FUND (COST $2,686,984)		2,686,984
PREFERRED STOCKS (1.5%)
BIOTECHNOLOGY (1.5%)
Grifols SA, ADR, 1.94%(b)	222,540	5,058,334
TOTAL PREFERRED STOCKS (COST $4,791,837)		5,058,334
TOTAL INVESTMENTS (COST $297,743,938) 100.1%		333,369,979
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		(281,171)
NET ASSETS 100.0%		$ 333,088,808

(a)	7-day current yield as of January 31, 2020 is disclosed.
(b)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	25.8%
United Kingdom	17.9
United States	7.7
Japan	7.0
Netherlands	6.9
Taiwan, Province of China	5.0
Brazil	4.4
Switzerland	2.9
Germany	2.9
France	2.4
India	2.3
Australia	2.1
Hong Kong	1.9
Spain	1.7
Mexico	1.6
Republic of Korea (South)	1.3
China	1.1
Ireland (Republic of)	0.9
Chile	0.7
Italy	0.6
Sweden	0.4
Denmark	0.4
Finland	0.3
Colombia	0.3
Indonesia	0.3
Jersey	0.3
Norway	0.3
Belgium	0.3
South Africa	0.2
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (95.1%)
AEROSPACE & DEFENSE (0.1%)
Embraer SA, Sponsored ADR(a)	6,060	$ 102,050
AIR FREIGHT & LOGISTICS (0.1%)
ZTO Express Cayman, Inc., ADR	9,560	207,643
AIRLINES (0.3%)
Latam Airlines Group SA, Sponsored ADR	14,110	116,690
Ryanair Holdings PLC, Sponsored ADR(a)	3,628	314,221
		430,911
AUTO COMPONENTS (0.2%)
Magna International, Inc., ADR	7,010	355,337
AUTOMOBILES (4.2%)
Ferrari N.V.	3,460	584,117
Fiat Chrysler Automobiles N.V.	22,820	297,116
Honda Motor Co. Ltd., Sponsored ADR	43,040	1,101,824
Toyota Motor Corp., Sponsored ADR	30,160	4,187,415
		6,170,472
BANKS (18.1%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	130,110	666,163
Banco de Chile, ADR	7,969	158,583
Banco Santander Chile SA, ADR	5,574	111,703
Banco Santander SA, Sponsored ADR	310,085	1,215,533
Bank of Montreal	18,760	1,429,887
Bank of Nova Scotia (The)	32,930	1,798,637
Barclays PLC, Sponsored ADR	75,009	660,079
Canadian Imperial Bank of Commerce	13,360	1,088,439
Credicorp Ltd.	2,187	451,790
HDFC Bank Ltd., ADR	25,740	1,474,387
HSBC Holdings PLC, Sponsored ADR	101,311	3,676,576
ICICI Bank Ltd., Sponsored ADR	39,470	575,473
ING Groep N.V., Sponsored ADR	81,790	889,057
KB Financial Group, Inc., ADR	16,900	617,357
Lloyds Banking Group PLC, ADR	305,785	905,124
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	258,040	1,326,326
Mizuho Financial Group, Inc., ADR	225,180	675,540
Royal Bank of Canada	41,070	3,242,887
Royal Bank of Scotland Group PLC, Sponsored ADR	33,078	189,206
Shinhan Financial Group Co. Ltd., ADR	19,830	642,294
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	139,440	978,869
	Shares	Value
Toronto-Dominion Bank (The)	47,010	$ 2,597,773
Westpac Banking Corp., Sponsored ADR	82,215	1,367,235
Woori Financial Group, Inc., Sponsored ADR	2,840	72,136
		26,811,054
BEVERAGES (0.7%)
Fomento Economico, Sponsored ADR	10,970	989,165
BIOTECHNOLOGY (0.8%)
BeiGene Ltd., ADR(a)	1,230	187,403
Galapagos N.V., Sponsored ADR(a)	1,930	430,158
Genmab A/S, Sponsored ADR(a)	21,740	504,586
		1,122,147
CAPITAL MARKETS (2.9%)
Brookfield Asset Management, Inc., Class A	30,588	1,872,291
Credit Suisse Group, Sponsored ADR(a)	52,549	662,643
Deutsche Bank AG	39,530	361,700
Nomura Holdings, Inc., Sponsored ADR	71,390	366,945
UBS Group AG(a)	87,890	1,087,199
		4,350,778
CHEMICALS (0.5%)
Nutrien Ltd.	14,713	628,098
Sasol Ltd., Sponsored ADR	10,520	165,900
		793,998
COMMERCIAL SERVICES & SUPPLIES (1.0%)
Waste Connections, Inc.	15,680	1,510,141
COMMUNICATIONS EQUIPMENT (0.7%)
Nokia Oyj, Sponsored ADR	113,670	441,040
Telefonaktiebolaget LM Ericsson, Sponsored ADR	67,640	531,650
		972,690
CONSTRUCTION MATERIALS (0.9%)
CEMEX SA de CV, Sponsored ADR	64,255	259,590
CRH PLC, Sponsored ADR	21,120	793,901
James Hardie Industries PLC, Sponsored ADR	12,340	259,140
		1,312,631
DIVERSIFIED CONSUMER SERVICES (0.5%)
New Oriental Education & Technology Group, Sponsored ADR(a)	2,760	335,478
TAL Education Group, ADR(a)	7,640	381,236
		716,714

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	7,780	$ 659,666
DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
BCE, Inc.	29,785	1,403,469
BT Group PLC, Sponsored ADR	42,570	461,033
China Telecom Corp. Ltd., ADR	4,950	191,615
Chunghwa Telecom Co. Ltd., Sponsored ADR	25,065	896,324
Orange SA, Sponsored ADR	57,190	805,807
PT Telekomunikasi Indonesia, Sponsored ADR	13,090	360,891
Telefonica SA, Sponsored ADR	97,653	657,205
TELUS Corp.	22,640	908,091
		5,684,435
ELECTRIC UTILITIES (0.4%)
Enel Chile SA, ADR	10,540	49,749
Enersis SA, ADR	36,730	359,954
Korea Electric Power Corp., Sponsored ADR	18,400	194,488
		604,191
ELECTRICAL EQUIPMENT (0.8%)
ABB Ltd., Sponsored ADR	51,800	1,200,206
ENERGY EQUIPMENT & SERVICES (0.1%)
Tenaris SA, ADR	4,610	95,381
ENTERTAINMENT (0.3%)
iQIYI, Inc., ADR(a)	3,720	82,733
NetEase, Inc., ADR	1,343	430,780
		513,513
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	218,917
HEALTH CARE EQUIPMENT & SUPPLIES (2.5%)
Alcon, Inc.(a)	19,690	1,160,528
Koninklijke Philips N.V., Sponsored NYS	32,074	1,468,348
Smith & Nephew PLC, Sponsored ADR	21,100	1,013,011
		3,641,887
HEALTH CARE PROVIDERS & SERVICES (0.4%)
Fresenius Medical Care AG & Co., ADR	17,100	656,127
HOTELS, RESTAURANTS & LEISURE (1.1%)
Carnival PLC, ADR	6,270	257,697
InterContinental Hotels Group PLC, ADR	10,853	666,266
Restaurant Brands International, Inc.	11,525	703,140
		1,627,103
	Shares	Value
INSURANCE (2.8%)
Aegon N.V., Sponsored NYS	32,878	$ 131,841
China Life Insurance Co. Ltd., ADR	68,940	821,075
Manulife Financial Corp.	53,680	1,045,149
Prudential PLC, ADR	31,930	1,135,431
Sun Life Financial, Inc.	21,300	1,001,526
		4,135,022
INTERACTIVE MEDIA & SERVICES (0.5%)
58.com, Inc., ADR(a)	2,050	114,021
Baidu, Inc., Sponsored ADR(a)	4,753	587,281
Momo, Inc., Sponsored ADR	3,000	91,800
		793,102
INTERNET & DIRECT MARKETING RETAIL (3.8%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	21,870	4,518,123
JD.com, Inc., ADR(a)	16,340	615,855
Pinduoduo, Inc., ADR(a)	6,650	234,213
Trip.com Group Ltd., ADR(a)	7,660	246,116
		5,614,307
IT SERVICES (2.5%)
CGI, Inc.(a)	16,150	1,235,798
Infosys Ltd., Sponsored ADR	103,580	1,135,237
Shopify, Inc., Class A(a)	2,540	1,182,776
Wipro Ltd., ADR	23,293	84,554
		3,638,365
LIFE SCIENCES TOOLS & SERVICES (0.3%)
QIAGEN N.V.(a)	11,604	391,983
MACHINERY (0.1%)
CNH Industrial N.V.	18,220	171,632
MEDIA (0.8%)
Grupo Televisa SA, Sponsored ADR	19,240	213,949
Pearson PLC, Sponsored ADR	21,370	158,565
Shaw Communications, Inc., Class B	21,490	419,700
WPP PLC, Sponsored ADR	7,230	449,417
		1,241,631
METALS & MINING (6.5%)
Agnico-Eagle Mines Ltd.	8,810	544,634
AngloGold Ashanti Ltd., Sponsored ADR	9,670	196,881
ArcelorMittal SA, Sponsored NYS	10,383	152,215
Barrick Gold Corp., ADR	43,573	806,972
BHP Group Ltd., Sponsored ADR	35,360	1,807,250
BHP Group PLC, ADR	25,600	1,111,808

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Franco Nevada Corp.	7,210	$ 819,344
Kinross Gold Corp.(a)	19,510	98,916
Kirkland Lake Gold Ltd.	5,930	243,901
POSCO, Sponsored ADR	10,710	475,631
Rio Tinto PLC, Sponsored ADR	23,722	1,267,467
Southern Copper Corp.	1,733	65,299
Teck Resources Ltd., Class B	8,943	115,454
Vale SA, Sponsored ADR(a)	125,130	1,467,775
Wheaton Precious Metals Corp.	14,540	428,203
		9,601,750
MULTI-UTILITIES (1.1%)
National Grid PLC, Sponsored ADR	24,539	1,626,445
OIL, GAS & CONSUMABLE FUELS (14.6%)
BP PLC, Sponsored ADR	81,522	2,945,390
Cameco Corp.	7,730	62,381
Canadian Natural Resources, Ltd.	24,980	702,687
Cenovus Energy, Inc.	15,050	131,085
China Petroleum & Chemical Corp., ADR	10,856	569,180
CNOOC Ltd., Sponsored ADR	5,780	872,780
Ecopetrol SA, Sponsored ADR	8,070	149,295
Enbridge, Inc.	52,280	2,126,228
Eni S.p.A., Sponsored ADR	32,460	908,555
Equinor ASA, Sponsored ADR	26,367	479,352
Imperial Oil Ltd.	7,320	173,338
Ovintiv, Inc.(a)	2,778	43,420
Pembina Pipeline Corp.	17,600	674,256
PetroChina Co. Ltd., ADR	4,775	210,148
Petroleo Brasileiro SA, Sponsored ADR(a)	53,910	760,670
Royal Dutch Shell PLC, Class A, Sponsored ADR	50,725	2,645,309
Royal Dutch Shell PLC, Class B, Sponsored ADR	45,880	2,444,486
Suncor Energy, Inc.	37,788	1,155,935
TC Energy Corp.	29,360	1,609,515
TOTAL SA, Sponsored ADR	58,940	2,863,895
Ultrapar Participacoes SA, Sponsored ADR	31,020	182,398
		21,710,303
PERSONAL PRODUCTS (3.7%)
Unilever N.V., Sponsored NYS	50,570	2,947,219
Unilever PLC, Sponsored ADR	42,214	2,523,131
		5,470,350
	Shares	Value
PHARMACEUTICALS (0.2%)
Bausch Health Cos., Inc.(a)	10,558	$ 289,606
PROFESSIONAL SERVICES (1.7%)
RELX PLC, Sponsored ADR	59,693	1,584,252
Thomson Reuters Corp.	12,544	1,007,785
		2,592,037
ROAD & RAIL (1.9%)
Canadian National Railway Co.	19,080	1,782,835
Canadian Pacific Railway, Ltd.	3,760	999,446
		2,782,281
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (6.6%)
ASE Industrial Holding Co. Ltd., ADR	55,075	261,056
ASML Holding N.V., Sponsored NYS	10,277	2,884,343
STMicroelectronics N.V., Sponsored NYS	15,970	444,764
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	115,198	6,213,780
		9,803,943
SOFTWARE (2.8%)
BlackBerry Ltd.(a)	12,850	78,385
Micro Focus International PLC, Sponsored ADR	6,680	89,512
Open Text Corp.	15,110	679,799
SAP AG, Sponsored ADR	25,760	3,368,635
		4,216,331
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.8%)
Canon, Inc., Sponsored ADR	31,880	834,300
Logitech International SA	7,440	332,047
		1,166,347
TEXTILES, APPAREL & LUXURY GOODS (0.2%)
Gildan Activewear, Inc.	9,110	252,529
WIRELESS TELECOMMUNICATION SERVICES (3.3%)
America Movil SA, Class L, Sponsored ADR	50,320	839,338
China Mobile Ltd., Sponsored ADR	46,370	1,903,025
Rogers Communications, Inc., Class B	14,750	738,533
SK Telecom Co. Ltd., Sponsored ADR	11,130	236,067
Vodafone Group PLC, Sponsored ADR	61,699	1,209,917
		4,926,880
TOTAL COMMON STOCKS (COST $138,150,275)		141,172,001

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.5%)
MULTI-UTILITIES (0.5%)
Brookfield Infrastructure Partners LP	15,150	$ 824,160
TOTAL MASTER LIMITED PARTNERSHIPS (COST $746,356)		824,160
MONEY MARKET FUND (1.4%)
Northern Institutional Treasury Portfolio (Premier Class), 1.47%(b)	2,023,406	2,023,406
TOTAL MONEY MARKET FUND (COST $2,023,406)		2,023,406
PREFERRED STOCKS (2.9%)
BANKS (2.0%)
Banco Bradesco SA, ADR, 6.43%(c)	164,605	1,255,936
Bancolombia SA, Sponsored ADR, 2.26%(c)	5,330	279,665
Itau Unibanco Banco Multiplo SA, Sponsored ADR, 0.56%(c)	197,327	1,501,659
		3,037,260
CHEMICALS (0.1%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 3.52%(c)	2,640	74,184
DIVERSIFIED TELECOMMUNICATION SERVICES (0.1%)
Telefonica Brasil SA, ADR, 1.05%(c)	10,600	147,128
ELECTRIC UTILITIES (0.1%)
Cia Energetica de Minas Gerais, Sponsored ADR, 6.28%(c)	21,315	73,750
	Shares	Value
METALS & MINING (0.0%)
Gerdau SA, Sponsored ADR, .79%(c)	7,250	$ 33,930
OIL, GAS & CONSUMABLE FUELS (0.6%)
Petroleo Brasileiro SA, Sponsored ADR, 0.07%(c)	72,320	958,240
TOTAL PREFERRED STOCKS (COST $3,437,881)		4,324,492
TOTAL INVESTMENTS (COST $144,357,918) 99.9%		148,344,059
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		148,732
NET ASSETS 100.0%		$ 148,492,791

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2020 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	7.1%
IT Services	5.6
Insurance	5.1
Banks	5.0
Oil, Gas & Consumable Fuels	4.7
Semiconductors & Semiconductor Equipment	4.6
Capital Markets	4.0
Technology Hardware, Storage & Peripherals	4.0
Health Care Equipment & Supplies	3.7
Interactive Media & Services	3.7
Health Care Providers & Services	3.0
Chemicals	2.9
Specialty Retail	2.9
Aerospace & Defense	2.6
Equity Real Estate Investment Trusts	2.6
Hotels, Restaurants & Leisure	2.2
Biotechnology	1.8
Electric Utilities	1.8
Household Durables	1.7
Diversified Financial Services	1.6
Food & Staples Retailing	1.5
Multiline Retail	1.5
Food Products	1.5
Beverages	1.3
Pharmaceuticals	1.3
Machinery	1.2
Media	1.2
Household Products	1.2
Energy Equipment & Services	1.0
Road & Rail	1.0
Multi-Utilities	1.0
Automobiles	1.0
Consumer Finance	0.9
Communications Equipment	0.9
Money Market Fund	0.9
Industry Diversification	Percent*
Electronic Equipment, Instruments & Components	0.8%
Airlines	0.8
Entertainment	0.8
Industrial Conglomerates	0.8
Commercial Services & Supplies	0.8
Textiles, Apparel & Luxury Goods	0.8
Diversified Telecommunication Services	0.7
Internet & Direct Marketing Retail	0.7
Life Sciences Tools & Services	0.6
Containers & Packaging	0.6
Air Freight & Logistics	0.5
Electrical Equipment	0.5
Building Products	0.5
Trading Companies & Distributors	0.4
Metals & Mining	0.4
Real Estate Management & Development	0.3
Independent Power and Renewable Electricity Producers	0.3
Professional Services	0.3
Personal Products	0.3
Construction Materials	0.3
Auto Components	0.2
Distributors	0.1
Gas Utilities	0.1
Construction & Engineering	0.1
Health Care Technology	0.1
Water Utilities	0.1
Wireless Telecommunication Services	0.1
Diversified Consumer Services	0.0
Leisure Products	0.0
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.1%)
AEROSPACE & DEFENSE (2.6%)
Arconic, Inc.	6,293	$ 188,475
Boeing Co. (The)	5,694	1,812,229
General Dynamics Corp.	3,144	551,583
Huntington Ingalls Industries, Inc.	472	123,192
L3Harris Technologies, Inc.	6,328	1,400,576
Lockheed Martin Corp.	4,339	1,857,613
Northrop Grumman Corp.	3,887	1,455,954
Raytheon Co.	3,142	694,194
Textron, Inc.	14,730	676,549
TransDigm Group, Inc.	2,528	1,626,212
United Technologies Corp.	9,046	1,358,709
		11,745,286
AIR FREIGHT & LOGISTICS (0.5%)
C.H. Robinson Worldwide, Inc.	1,190	85,942
Expeditors International of Washington, Inc.	2,630	192,095
FedEx Corp.	6,946	1,004,669
United Parcel Service, Inc., Class B	7,550	781,576
		2,064,282
AIRLINES (0.8%)
Alaska Air Group, Inc.	7,910	510,907
American Airlines Group, Inc.	40,450	1,085,678
Delta Air Lines, Inc.	14,390	802,099
Southwest Airlines Co.	6,090	334,828
United Airlines Holdings, Inc.(a)	12,390	926,772
		3,660,284
AUTO COMPONENTS (0.2%)
Aptiv PLC	2,990	253,522
BorgWarner, Inc.	16,900	579,501
		833,023
AUTOMOBILES (1.0%)
Ford Motor Co.	254,720	2,246,630
General Motors Co.	61,200	2,043,468
Harley-Davidson, Inc.	2,290	76,486
		4,366,584
BANKS (5.0%)
Bank of America Corp.	112,099	3,680,210
Citigroup, Inc.	35,860	2,668,343
Citizens Financial Group, Inc.	33,580	1,251,862
Comerica, Inc.	7,280	445,245
Fifth Third Bancorp	26,840	763,598
First Republic Bank	2,340	259,459
	Shares	Value
Huntington Bancshares, Inc.	24,180	$ 328,123
JPMorgan Chase & Co.	33,824	4,476,945
KeyCorp	34,230	640,443
M&T Bank Corp.	3,840	647,117
People's United Financial, Inc.	27,500	424,050
PNC Financial Services Group, Inc. (The)	5,114	759,685
Regions Financial Corp.	45,392	706,753
SVB Financial Group(a)	827	198,753
Truist Financial Corp.	25,707	1,325,710
U.S. Bancorp	19,510	1,038,322
Wells Fargo & Co.	51,358	2,410,744
Zions Bancorp	9,240	420,328
		22,445,690
BEVERAGES (1.3%)
Coca-Cola Co. (The)	50,380	2,942,192
Monster Beverage Corp.(a)	6,080	404,928
PepsiCo, Inc.	17,671	2,509,635
		5,856,755
BIOTECHNOLOGY (1.8%)
AbbVie, Inc.	16,880	1,367,618
Alexion Pharmaceuticals, Inc.(a)	3,471	344,983
Amgen, Inc.	7,028	1,518,399
Biogen, Inc.(a)	2,504	673,200
Gilead Sciences, Inc.	17,110	1,081,352
Incyte Corp.(a)	16,610	1,213,693
Vertex Pharmaceuticals, Inc.(a)	8,449	1,918,345
		8,117,590
BUILDING PRODUCTS (0.5%)
A.O. Smith Corp.	1,680	71,719
Allegion PLC	3,983	515,082
Fortune Brands Home & Security, Inc.	8,280	568,919
Johnson Controls International PLC	12,971	511,706
Masco Corp.	15,000	712,800
		2,380,226
CAPITAL MARKETS (4.0%)
Ameriprise Financial, Inc.	1,646	272,265
Bank of New York Mellon Corp. (The)	19,451	871,016
BlackRock, Inc.	1,636	862,745
Cboe Global Markets, Inc.	7,830	964,813
Charles Schwab Corp. (The)	14,170	645,443
CME Group, Inc.	3,990	866,269
E*TRADE Financial Corp.	4,498	191,705
Franklin Resources, Inc.	15,010	379,753
Goldman Sachs Group, Inc. (The)	8,062	1,916,740

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
IntercontinentalExchange Group, Inc.	8,055	$ 803,406
Invesco Ltd.	59,630	1,031,599
MarketAxess Holdings, Inc.	2,470	874,825
Moody's Corp.	4,678	1,201,264
Morgan Stanley	35,710	1,866,204
MSCI, Inc.	5,142	1,469,584
Nasdaq, Inc.	1,540	179,348
Northern Trust Corp.	2,720	266,043
Raymond James Financial, Inc.	6,380	583,323
S&P Global, Inc.	4,765	1,399,623
State Street Corp.	11,517	871,031
T. Rowe Price Group, Inc.	2,900	387,237
		17,904,236
CHEMICALS (2.9%)
Air Products & Chemicals, Inc.	4,433	1,058,201
Albemarle Corp.	1,500	120,420
Celanese Corp.	5,200	538,200
CF Industries Holdings, Inc.	2,890	116,409
Corteva, Inc.	47,655	1,378,183
Dow, Inc.	25,272	1,164,281
DuPont de Nemours, Inc.	27,105	1,387,234
Eastman Chemical Co.	7,380	525,973
Ecolab, Inc.	3,136	615,001
FMC Corp.	11,640	1,112,668
International Flavors & Fragrances, Inc.	1,410	184,865
Linde PLC	5,773	1,172,669
LyondellBasell Industries N.V., Class A	4,170	324,676
Mosaic Co. (The)	75,460	1,497,126
PPG Industries, Inc.	2,878	344,900
Sherwin-Williams Co. (The)	2,411	1,342,903
		12,883,709
COMMERCIAL SERVICES & SUPPLIES (0.8%)
Cintas Corp.	3,814	1,063,992
Copart, Inc.(a)	14,900	1,511,754
Republic Services, Inc.	3,216	305,681
Rollins, Inc.	2,350	89,182
Waste Management, Inc.	6,330	770,361
		3,740,970
COMMUNICATIONS EQUIPMENT (0.9%)
Arista Networks, Inc.(a)	3,051	681,410
Cisco Systems, Inc.	50,030	2,299,879
F5 Networks, Inc.(a)	1,130	137,996
Juniper Networks, Inc.	6,190	141,999
Motorola Solutions, Inc.	5,281	934,737
		4,196,021
	Shares	Value
CONSTRUCTION & ENGINEERING (0.1%)
Jacobs Engineering Group, Inc.	1,710	$ 158,226
Quanta Services, Inc.	3,840	150,336
		308,562
CONSTRUCTION MATERIALS (0.3%)
Martin Marietta Materials, Inc.	2,606	687,463
Vulcan Materials Co.	4,823	683,081
		1,370,544
CONSUMER FINANCE (0.9%)
American Express Co.	7,810	1,014,285
Capital One Financial Corp.	16,428	1,639,514
Discover Financial Services	4,490	337,334
Synchrony Financial	34,770	1,126,895
		4,118,028
CONTAINERS & PACKAGING (0.6%)
Avery Dennison Corp.	1,370	179,799
Ball Corp.	3,960	285,833
International Paper Co.	15,520	631,974
Packaging Corp. of America	1,470	140,753
Sealed Air Corp.	1,390	49,345
Westrock Co.	40,359	1,574,001
		2,861,705
DISTRIBUTORS (0.1%)
Genuine Parts Co.	1,890	176,847
LKQ Corp.(a)	5,710	186,632
		363,479
DIVERSIFIED CONSUMER SERVICES (0.0%)
H&R Block, Inc.	3,060	70,992
DIVERSIFIED FINANCIAL SERVICES (1.6%)
Berkshire Hathaway, Inc., Class B(a)	31,967	7,174,354
DIVERSIFIED TELECOMMUNICATION SERVICES (0.7%)
CenturyLink, Inc.	28,629	391,072
Verizon Communications, Inc.	50,020	2,973,189
		3,364,261
ELECTRIC UTILITIES (1.8%)
Alliant Energy Corp.	2,090	124,062
American Electric Power Co., Inc.	5,680	591,970
Duke Energy Corp.	12,954	1,264,699
Edison International	4,060	310,793
Entergy Corp.	2,170	285,398
Evergy, Inc.	4,580	330,493

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Eversource Energy	3,510	$ 324,464
Exelon Corp.	23,789	1,132,119
FirstEnergy Corp.	5,119	259,994
NextEra Energy, Inc.	5,459	1,464,104
Pinnacle West Capital Corp.	2,200	214,918
PPL Corp.	7,780	281,558
Southern Co. (The)	11,120	782,848
Xcel Energy, Inc.	7,020	485,714
		7,853,134
ELECTRICAL EQUIPMENT (0.5%)
AMETEK, Inc.	7,900	767,485
Eaton Corp. PLC	5,380	508,249
Emerson Electric Co.	7,540	540,090
Rockwell Automation, Inc.	1,506	288,640
		2,104,464
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.8%)
Amphenol Corp., Class A	4,040	401,859
CDW Corp.	7,430	969,243
Corning, Inc.	11,660	311,205
FLIR Systems, Inc.	1,270	65,456
IPG Photonics Corp.(a)	680	86,816
Keysight Technologies, Inc.(a)	9,190	854,578
TE Connectivity Ltd.	4,150	382,547
Zebra Technologies Corp., Class A(a)	2,430	580,819
		3,652,523
ENERGY EQUIPMENT & SERVICES (1.0%)
Baker Hughes Co.	81,489	1,765,052
Halliburton Co.	30,530	665,859
Helmerich & Payne, Inc.	16,390	664,615
National-Oilwell Varco, Inc.	10,176	209,727
Schlumberger Ltd.	15,334	513,842
TechnipFMC PLC	51,810	855,383
		4,674,478
ENTERTAINMENT (0.8%)
Activision Blizzard, Inc.	9,030	528,074
Live Nation, Inc.(a)	2,570	175,171
Walt Disney Co. (The)	20,140	2,785,564
		3,488,809
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.6%)
Alexandria Real Estate Equities, Inc.	1,660	270,912
American Tower Corp.	6,829	1,582,552
Apartment Investment & Management Co., Class A	6,005	316,523
AvalonBay Communities, Inc.	1,649	357,322
	Shares	Value
Boston Properties, Inc.	1,960	$ 280,966
Crown Castle International Corp.	4,870	729,721
Digital Realty Trust, Inc.	2,810	345,602
Duke Realty Corp.	5,660	205,515
Equinix, Inc.	2,093	1,234,305
Equity Residential	4,250	353,090
Essex Property Trust, Inc.	807	249,976
Extra Space Storage, Inc.	1,650	182,622
Federal Realty Investment Trust	1,220	152,524
Healthpeak Properties, Inc.	12,310	443,037
Host Hotels & Resorts, Inc.	10,533	172,109
Iron Mountain, Inc.	3,019	95,431
Kimco Realty Corp.	17,920	341,376
Mid-America Apartment Communities, Inc.	1,290	177,001
Prologis, Inc.	7,732	718,148
Public Storage, Inc.	1,876	419,774
Realty Income Corp.	3,960	310,504
Regency Centers Corp.	1,610	99,884
SBA Communications Corp.	3,641	908,648
Simon Property Group, Inc.	4,140	551,241
SL Green Realty Corp.	1,070	98,483
UDR, Inc.	2,330	111,630
Ventas, Inc.	4,380	253,427
Vornado Realty Trust	2,105	138,446
Welltower, Inc.	6,100	517,951
Weyerhaeuser Co.	8,439	244,309
		11,863,029
FOOD & STAPLES RETAILING (1.5%)
Costco Wholesale Corp.	4,886	1,492,771
Kroger Co. (The)	54,810	1,472,197
Sysco Corp.	6,210	510,089
Walgreens Boots Alliance, Inc.	26,350	1,339,897
Walmart, Inc.	15,620	1,788,334
		6,603,288
FOOD PRODUCTS (1.5%)
Archer-Daniels-Midland Co.	36,630	1,639,559
Campbell Soup Co.	3,350	162,106
Conagra Brands, Inc.	6,930	228,136
General Mills, Inc.	7,690	401,572
Hershey Co. (The)	1,990	308,788
Hormel Foods Corp.	7,110	336,018
J.M. Smucker Co. (The)	6,340	656,887
Kellogg Co.	4,580	312,402
Kraft Heinz Co. (The)	27,266	796,167
Lamb Weston Holdings, Inc.	2,060	188,099

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
McCormick & Co., Inc.	1,540	$ 251,590
Mondelez International, Inc., Class A	18,840	1,081,039
Tyson Foods, Inc., Class A	3,720	307,384
		6,669,747
GAS UTILITIES (0.1%)
Atmos Energy Corp.	2,410	282,042
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
Abbott Laboratories	24,452	2,130,747
ABIOMED, Inc.(a)	833	155,179
Align Technology, Inc.(a)	4,337	1,115,043
Baxter International, Inc.	8,540	761,939
Becton Dickinson and Co.	3,506	964,781
Boston Scientific Corp.(a)	20,697	866,583
Danaher Corp.	8,920	1,434,960
DENTSPLY SIRONA, Inc.	3,920	219,520
Edwards Lifesciences Corp.(a)	6,327	1,391,054
Hologic, Inc.(a)	5,710	305,599
IDEXX Laboratories, Inc.(a)	3,070	832,001
Intuitive Surgical, Inc.(a)	2,429	1,359,706
Medtronic PLC	17,163	1,981,297
ResMed, Inc.	5,610	891,822
STERIS PLC	1,760	265,214
Stryker Corp.	4,434	934,244
Teleflex, Inc.	727	270,088
Varian Medical Systems, Inc.(a)	1,570	220,695
Zimmer Holdings, Inc.	2,880	425,952
		16,526,424
HEALTH CARE PROVIDERS & SERVICES (3.0%)
AmerisourceBergen Corp.	15,210	1,301,367
Anthem, Inc.	6,251	1,658,265
Cardinal Health, Inc.	5,850	299,578
Centene Corp.(a)	41,052	2,578,460
Cigna Corp.	10,100	1,943,038
CVS Health Corp.	32,307	2,191,061
DaVita, Inc.(a)	2,480	198,078
Henry Schein, Inc.(a)	3,120	215,093
Humana, Inc.	2,357	792,518
Laboratory Corporation of America Holdings(a)	2,160	378,864
McKesson Corp.	9,765	1,392,587
Quest Diagnostics, Inc.	3,180	351,930
		13,300,839
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.	5,220	374,953
	Shares	Value
HOTELS, RESTAURANTS & LEISURE (2.2%)
Carnival Corp.	20,540	$ 894,106
Chipotle Mexican Grill, Inc.(a)	1,411	1,222,998
Hilton Worldwide Holdings, Inc.	15,160	1,634,248
Marriott International, Inc., Class A	4,146	580,689
McDonald's Corp.	8,871	1,898,128
Norwegian Cruise Line Holdings Ltd.(a)	9,500	511,575
Royal Caribbean Cruises Ltd.	2,830	331,337
Starbucks Corp.	19,310	1,638,067
Yum! Brands, Inc.	10,970	1,160,297
		9,871,445
HOUSEHOLD DURABLES (1.7%)
D.R. Horton, Inc.	21,216	1,255,987
Garmin Ltd.	6,630	642,778
Leggett & Platt, Inc.	1,580	75,192
Lennar Corp., Class A	19,910	1,321,228
Mohawk Industries, Inc.(a)	6,794	894,634
Newell Brands, Inc.	7,220	141,007
NVR, Inc.(a)	264	1,007,680
PulteGroup, Inc.	28,975	1,293,734
Whirlpool Corp.	7,152	1,045,408
		7,677,648
HOUSEHOLD PRODUCTS (1.2%)
Church & Dwight Co., Inc.	4,320	320,630
Clorox Co. (The)	2,040	320,912
Colgate-Palmolive Co.	11,320	835,190
Kimberly-Clark Corp.	4,440	635,986
Procter & Gamble Co. (The)	27,501	3,427,175
		5,539,893
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.3%)
AES Corp.	13,030	258,776
NRG Energy, Inc.	23,620	871,342
		1,130,118
INDUSTRIAL CONGLOMERATES (0.8%)
3M Co.	6,734	1,068,416
Honeywell International, Inc.	8,112	1,405,161
Roper Technologies, Inc.	2,346	895,374
		3,368,951
INSURANCE (5.1%)
Aflac, Inc.	20,620	1,063,373
Allstate Corp. (The)	10,670	1,264,822
American International Group, Inc.	35,144	1,766,337

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Aon PLC	2,791	$ 614,718
Arthur J. Gallagher & Co.	2,340	240,014
Assurant, Inc.	5,990	782,054
Chubb Ltd.	9,351	1,421,258
Cincinnati Financial Corp.	1,792	188,070
Everest Re Group Ltd.	2,850	788,225
Globe Life, Inc.	3,427	357,299
Hartford Financial Services Group, Inc. (The)	17,600	1,043,328
Lincoln National Corp.	29,906	1,629,279
Loews Corp.	27,650	1,422,593
Marsh & McLennan Cos., Inc.	6,390	714,785
MetLife, Inc.	48,580	2,414,912
Principal Financial Group, Inc.	23,790	1,259,681
Progressive Corp. (The)	7,460	601,947
Prudential Financial, Inc.	24,595	2,239,621
Travelers Cos., Inc. (The)	8,080	1,063,490
Unum Group	56,550	1,509,319
Willis Towers Watson PLC	1,747	369,124
		22,754,249
INTERACTIVE MEDIA & SERVICES (3.7%)
Alphabet, Inc., Class A(a)	3,435	4,921,599
Alphabet, Inc., Class C(a)	3,439	4,932,317
Facebook, Inc., Class A(a)	31,328	6,325,436
Twitter, Inc.(a)	9,870	320,578
		16,499,930
INTERNET & DIRECT MARKETING RETAIL (0.7%)
Booking Holdings, Inc.(a)	856	1,566,951
eBay, Inc.	31,530	1,058,147
Expedia Group, Inc.	3,875	420,243
		3,045,341
IT SERVICES (5.6%)
Accenture PLC, Class A	7,687	1,577,449
Akamai Technologies, Inc.(a)	2,980	278,183
Alliance Data Systems Corp.	5,563	571,821
Automatic Data Processing, Inc.	5,490	940,931
Broadridge Financial Solutions, Inc.	2,120	252,598
Cognizant Technology Solutions Corp., Class A	8,100	497,178
DXC Technology Co.	30,407	969,375
Fidelity National Information Services, Inc.	8,386	1,204,733
Fiserv, Inc.(a)	13,290	1,576,327
FleetCor Technologies, Inc.(a)	4,720	1,487,885
Gartner, Inc.(a)	1,520	244,386
Global Payments, Inc.	3,977	777,305
International Business Machines Corp.	10,076	1,448,223
	Shares	Value
Jack Henry & Associates, Inc.	1,490	$ 222,815
Mastercard, Inc., Class A	14,362	4,537,530
Paychex, Inc.	4,990	427,992
PayPal Holdings, Inc.(a)	21,010	2,392,829
VeriSign, Inc.(a)	1,922	400,045
Visa, Inc., Class A	24,704	4,915,355
Western Union Co. (The)	14,170	381,173
		25,104,133
LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	1,580	160,955
LIFE SCIENCES TOOLS & SERVICES (0.6%)
Agilent Technologies, Inc.	6,470	534,163
Illumina, Inc.(a)	1,987	576,369
IQVIA Holdings, Inc.(a)	3,520	546,480
Mettler-Toledo International, Inc.(a)	493	373,290
PerkinElmer, Inc.	3,800	351,424
Waters Corp.(a)	1,497	335,014
		2,716,740
MACHINERY (1.2%)
Caterpillar, Inc.	6,620	869,537
Cummins, Inc.	1,827	292,265
Deere & Co.	3,643	577,707
Dover Corp.	1,220	138,897
Flowserve Corp.	780	36,410
Fortive Corp.	3,150	236,029
IDEX Corp.	1,030	168,765
Illinois Tool Works, Inc.	3,494	611,380
Ingersoll-Rand PLC	3,020	402,355
PACCAR, Inc.	12,385	919,091
Parker-Hannifin Corp.	1,718	336,195
Snap-on, Inc.	630	100,567
Stanley Black & Decker, Inc.	1,932	307,826
Westinghouse Air Brake Technologies Corp.	1,960	144,766
Xylem, Inc.	3,310	270,295
		5,412,085
MEDIA (1.2%)
Charter Communications, Inc., Class A(a)	3,920	2,028,443
Discovery Communications, Inc., Class A(a)	5,600	163,856
Discovery Communications, Inc., Class C(a)	4,541	126,103
DISH Network Corp., Class A(a)	20,880	767,549
Fox Corp., Class A	6,020	223,222
Fox Corp., Class B	1,230	44,686
Interpublic Group of Cos., Inc. (The)	11,970	271,719

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
News Corp., Class A	63,300	$ 862,146
News Corp., Class B	16,980	237,211
Omnicom Group, Inc.	5,750	433,032
ViacomCBS, Inc., Class B	7,330	250,173
		5,408,140
METALS & MINING (0.4%)
Freeport-McMoRan Copper & Gold, Inc.	17,098	189,788
Newmont Corp.	16,010	721,410
Nucor Corp.	15,140	718,999
		1,630,197
MULTILINE RETAIL (1.5%)
Dollar General Corp.	7,470	1,145,973
Dollar Tree, Inc.(a)	3,192	277,928
Kohl's Corp.	34,480	1,474,020
Macy's, Inc.	158,292	2,524,757
Nordstrom, Inc.	21,390	788,435
Target Corp.	5,460	604,640
		6,815,753
MULTI-UTILITIES (1.0%)
Ameren Corp.	5,060	415,173
CenterPoint Energy, Inc.	17,640	467,107
CMS Energy Corp.	4,630	317,201
Consolidated Edison, Inc.	6,090	572,460
Dominion Resources, Inc.	9,592	822,514
DTE Energy Co.	3,610	478,722
NiSource, Inc.	7,770	227,739
Public Service Enterprise Group, Inc.	6,566	388,707
Sempra Energy	3,480	559,027
WEC Energy Group	4,205	420,038
		4,668,688
OIL, GAS & CONSUMABLE FUELS (4.7%)
Apache Corp.	7,760	212,934
Cabot Oil & Gas Corp.	4,320	60,869
Chevron Corp.	24,199	2,592,681
Cimarex Energy Co.	1,150	50,474
Concho Resources, Inc.	16,700	1,265,526
ConocoPhillips	25,779	1,532,046
Devon Energy Corp.	45,190	981,527
Diamondback Energy, Inc.	13,110	975,384
EOG Resources, Inc.	6,344	462,541
Exxon Mobil Corp.	50,790	3,155,075
Hess Corp.	11,380	643,767
HollyFrontier Corp.	25,650	1,152,198
Kinder Morgan, Inc.	50,990	1,064,161
Marathon Oil Corp.	78,790	895,842
	Shares	Value
Marathon Petroleum Corp.	39,858	$ 2,172,261
Noble Energy, Inc.	9,690	191,571
Occidental Petroleum Corp.	23,933	950,619
ONEOK, Inc.	5,450	408,041
Phillips 66	5,029	459,500
Pioneer Natural Resources Co.	1,846	249,210
Valero Energy Corp.	18,100	1,526,011
Williams Cos., Inc. (The)	13,780	285,108
		21,287,346
PERSONAL PRODUCTS (0.3%)
Coty, Inc., Class A	12,710	130,405
Estee Lauder Cos., Inc., (The) Class A	5,558	1,084,699
		1,215,104
PHARMACEUTICALS (1.3%)
Allergan PLC	4,135	771,756
Eli Lilly & Co.	12,170	1,699,419
Mylan N.V.(a)	70,960	1,519,963
Perrigo Co. PLC	14,731	840,256
Zoetis, Inc.	8,170	1,096,496
		5,927,890
PROFESSIONAL SERVICES (0.3%)
Equifax, Inc.	1,630	244,337
IHS Markit Ltd.(a)	7,070	557,541
Nielsen Holdings PLC	5,520	112,608
Robert Half International, Inc.	1,460	84,928
Verisk Analytics, Inc.	2,630	427,296
		1,426,710
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.3%)
CBRE Group, Inc., Class A(a)	19,760	1,206,348
ROAD & RAIL (1.0%)
CSX Corp.	9,940	758,820
J.B. Hunt Transport Services, Inc.	820	88,503
Kansas City Southern Industries, Inc.	4,960	836,702
Norfolk Southern Corp.	3,088	642,952
Old Dominion Freight Line, Inc.	4,680	918,356
Union Pacific Corp.	7,785	1,396,785
		4,642,118
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.6%)
Advanced Micro Devices, Inc.(a)	22,120	1,039,640
Analog Devices, Inc.	7,874	864,171
Applied Materials, Inc.	26,440	1,533,256
Broadcom, Inc.	6,742	2,057,389
Intel Corp.	45,090	2,882,604

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
KLA Corp.	7,780	$ 1,289,457
Lam Research Corp.	6,276	1,871,566
Maxim Integrated Products, Inc.	2,300	138,276
Microchip Technology, Inc.	11,410	1,112,247
Micron Technology, Inc.(a)	35,500	1,884,695
NVIDIA Corp.	9,242	2,185,086
Qorvo, Inc.(a)	5,750	608,695
QUALCOMM, Inc.	17,180	1,465,626
Skyworks Solutions, Inc.	1,790	202,538
Texas Instruments, Inc.	9,690	1,169,098
Xilinx, Inc.	3,270	276,250
		20,580,594
SOFTWARE (7.1%)
Adobe, Inc.(a)	8,941	3,139,543
ANSYS, Inc.(a)	5,063	1,388,933
Autodesk, Inc.(a)	5,630	1,108,266
Cadence Design Systems, Inc.(a)	13,820	996,560
Citrix Systems, Inc.	1,900	230,318
Fortinet, Inc.(a)	12,780	1,474,301
Intuit, Inc.	4,862	1,363,208
Microsoft Corp.	83,480	14,210,800
NortonLifeLock, Inc.	8,472	240,774
Oracle Corp.	26,741	1,402,565
salesforce.com, Inc.(a)	14,590	2,659,903
ServiceNow, Inc.(a)	7,400	2,502,902
Synopsys, Inc.(a)	8,010	1,181,555
		31,899,628
SPECIALTY RETAIL (2.9%)
Advance Auto Parts, Inc.	926	122,001
AutoZone, Inc.(a)	811	858,006
Best Buy Co., Inc.	9,150	774,913
CarMax, Inc.(a)	9,990	969,430
Gap, Inc. (The)	77,650	1,351,886
Home Depot, Inc. (The)	12,109	2,762,063
L Brands, Inc.	36,650	848,814
Lowe’s Cos., Inc.	8,480	985,715
O'Reilly Automotive, Inc.(a)	2,212	898,293
Ross Stores, Inc.	8,440	946,884
Tiffany & Co.	4,290	574,946
TJX Cos., Inc. (The)	21,700	1,281,168
Tractor Supply Co.	1,880	174,746
Ulta Salon Cosmetics & Fragrance, Inc.(a)	841	225,312
		12,774,177
	Shares	Value
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.0%)
Apple, Inc.	45,411	$ 14,055,159
Hewlett Packard Enterprise Co.	92,570	1,289,500
HP, Inc.	29,660	632,351
NetApp, Inc.	4,200	224,280
Seagate Technology PLC	3,100	176,669
Western Digital Corp.	3,681	241,105
Xerox Holdings Corp.	31,601	1,124,048
		17,743,112
TEXTILES, APPAREL & LUXURY GOODS (0.8%)
Capri Holdings Ltd.(a)	10,540	315,778
Hanesbrands, Inc.	6,620	91,091
NIKE, Inc., Class B	14,240	1,371,312
PVH Corp.	11,720	1,021,633
Ralph Lauren Corp.	825	93,638
Tapestry, Inc.	3,890	100,245
Under Armour, Inc., Class A(a)	4,900	98,882
Under Armour, Inc., Class C(a)	1,024	18,391
VF Corp.	4,535	376,269
		3,487,239
TRADING COMPANIES & DISTRIBUTORS (0.4%)
Fastenal Co.	10,290	358,915
United Rentals, Inc.(a)	8,670	1,176,432
W.W. Grainger, Inc.	498	150,730
		1,686,077
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	2,540	345,948
WIRELESS TELECOMMUNICATION SERVICES (0.1%)
T-Mobile U.S., Inc.(a)	6,370	504,440
TOTAL COMMON STOCKS (COST $358,991,245)		443,751,308
MONEY MARKET FUND (0.9%)
Northern Institutional Treasury Portfolio (Premier Class), 1.47%(b)	4,151,286	4,151,286
TOTAL MONEY MARKET FUND (COST $4,151,287)		4,151,286
TOTAL INVESTMENTS (COST $363,142,532) 100.0%		447,902,594
OTHER ASSETS IN EXCESS OF LIABILITIES 0.0%		171,357
NET ASSETS 100.0%		$ 448,073,951

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2020 is disclosed.

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	7.6%
Banks	5.7
Specialty Retail	4.8
Machinery	4.7
Insurance	4.4
Electronic Equipment, Instruments & Components	4.3
Semiconductors & Semiconductor Equipment	4.0
Oil, Gas & Consumable Fuels	3.7
Software	3.1
Health Care Equipment & Supplies	2.9
Health Care Providers & Services	2.6
Chemicals	2.4
IT Services	2.4
Auto Components	2.2
Household Durables	2.2
Hotels, Restaurants & Leisure	2.1
Capital Markets	2.0
Building Products	1.9
Energy Equipment & Services	1.9
Metals & Mining	1.9
Commercial Services & Supplies	1.8
Life Sciences Tools & Services	1.5
Aerospace & Defense	1.5
Food Products	1.5
Textiles, Apparel & Luxury Goods	1.4
Construction & Engineering	1.3
Communications Equipment	1.2
Consumer Finance	1.2
Biotechnology	1.2
Professional Services	1.2
Road & Rail	1.1
Media	1.1
Pharmaceuticals	1.0
Thrifts & Mortgage Finance	1.0
Gas Utilities	0.9
Industry Diversification	Percent*
Diversified Consumer Services	0.8%
Electrical Equipment	0.8
Leisure Products	0.7
Electric Utilities	0.7
Trading Companies & Distributors	0.7
Air Freight & Logistics	0.7
Food & Staples Retailing	0.7
Mortgage Real Estate Investment Trusts	0.6
Paper & Forest Products	0.6
Containers & Packaging	0.6
Real Estate Management & Development	0.5
Airlines	0.5
Multi-Utilities	0.5
Multiline Retail	0.5
Diversified Telecommunication Services	0.5
Money Market Fund	0.5
Water Utilities	0.4
Internet & Direct Marketing Retail	0.4
Automobiles	0.4
Health Care Technology	0.3
Technology Hardware, Storage & Peripherals	0.3
Personal Products	0.3
Industrial Conglomerates	0.3
Wireless Telecommunication Services	0.3
Distributors	0.3
Diversified Financial Services	0.3
Entertainment	0.2
Construction Materials	0.2
Household Products	0.2
Marine	0.2
Interactive Media & Services	0.2
Beverages	0.1
Total Investments	100.0%

*	Percentages indicated are based on net assets as of January 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.5%)
AEROSPACE & DEFENSE (1.5%)
AAR Corp.	2,210	$ 94,102
Aerojet Rocketdyne Holdings, Inc.(a)	6,500	338,455
AeroVironment, Inc.(a)	1,300	86,593
Axon Enterprise, Inc.(a)	6,990	536,902
Cubic Corp.	1,640	107,076
Curtiss-Wright Corp.	2,300	334,489
Mercury Computer Systems, Inc.(a)	6,190	475,082
Moog, Inc., Class A	1,650	147,856
National Presto Industries, Inc.	490	42,233
Park Aerospace Corp.	770	11,912
Teledyne Technologies, Inc.(a)	2,244	819,195
Triumph Group, Inc.	13,610	278,052
		3,271,947
AIR FREIGHT & LOGISTICS (0.7%)
Atlas Air Worldwide Holdings(a)	17,760	396,936
Echo Global Logistics, Inc.(a)	13,750	266,475
Forward Air Corp.	2,440	159,698
Hub Group, Inc., Class A(a)	4,230	223,640
XPO Logistics, Inc.(a)	5,970	530,852
		1,577,601
AIRLINES (0.5%)
Allegiant Travel Co.	1,446	242,986
Hawaiian Holdings, Inc.	7,440	207,427
JetBlue Airways Corp.(a)	25,590	507,450
SkyWest, Inc.	3,240	178,751
		1,136,614
AUTO COMPONENTS (2.2%)
Adient PLC(a)	14,110	362,768
American Axle & Manufacturing Holdings, Inc.(a)	33,920	313,421
Cooper Tire & Rubber Co.	6,900	182,781
Cooper-Standard Holdings, Inc.(a)	16,690	442,619
Dana, Inc.	27,660	426,240
Delphi Technologies PLC(a)	20,890	320,452
Dorman Products, Inc.(a)	1,720	120,056
Fox Factory Holding Corp.(a)	4,790	315,278
Garrett Motion, Inc.(a)	14,840	124,953
Gentex Corp.	15,930	474,236
Gentherm, Inc.(a)	2,160	99,598
Goodyear Tire & Rubber Co. (The)	36,590	480,427
LCI Industries	2,980	321,750
Lear Corp.	4,810	592,496
Motorcar Parts of America, Inc.(a)	2,530	50,246
	Shares	Value
Standard Motor Products, Inc.	1,160	$ 56,353
Visteon Corp.(a)	1,500	119,715
		4,803,389
AUTOMOBILES (0.4%)
Thor Industries, Inc.	5,770	464,601
Winnebago Industries, Inc.	8,370	458,341
		922,942
BANKS (5.7%)
Ameris Bancorp	3,102	124,669
Associated Bancorp	15,468	308,277
Banc of California, Inc.	2,870	45,805
BancorpSouth Bank	4,230	120,851
Bank of Hawaii Corp.	1,690	151,424
Bank OZK	12,650	343,827
Banner Corp.	1,610	82,996
Berkshire Hills Bancorp, Inc.	2,050	57,708
Boston Private Financial Holdings, Inc.	6,700	76,380
Brookline Bancorp, Inc.	6,100	92,720
Cadence BanCorp	9,580	149,735
Cathay General Bancorp	3,620	130,537
Central Pacific Financial Corp.	2,140	59,342
City Holding Co.	1,010	76,437
Columbia Banking System, Inc.	3,710	143,577
Commerce Bancshares, Inc.	6,004	406,231
Community Bank System, Inc.	3,030	200,798
Cullen/Frost Bankers, Inc.	2,620	233,599
Customers Bancorp, Inc.(a)	8,880	189,854
CVB Financial Corp.	3,730	77,472
Dime Community Bancshares, Inc.	1,500	29,115
Eagle Bancorp, Inc.	1,700	74,290
East West Bancorp, Inc.	8,260	378,638
F.N.B. Corp.	22,470	262,225
First BanCorp	14,592	135,268
First Commonwealth Financial Corp.	4,960	67,059
First Financial Bancorp	4,760	114,430
First Financial Bankshares, Inc.	9,090	304,697
First Horizon National Corp.	18,350	293,600
First Midwest Bancorp, Inc.	6,240	124,426
Franklin Financial Network, Inc.	770	28,390
Fulton Financial Corp.	11,140	183,476
Glacier Bancorp, Inc.	6,030	255,491
Great Western Bancorp, Inc.	3,280	96,924
Hancock Holding Corp.	6,699	266,218
Hanmi Financial Corp.	2,251	37,862
Heritage Financial Corp.	1,430	36,865

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Home Bancshares, Inc.	9,712	$ 185,694
Hope Bancorp, Inc.	8,372	116,413
Independent Bank Corp. - Massachusetts	2,020	145,844
International Bancshares Corp.	3,120	122,928
National Bank Holdings Corp., Class A	1,950	63,570
NBT Bancorp	1,690	63,865
OFG Bancorp	2,890	56,962
Old National Bancorp	16,530	296,052
Opus Bank	5,680	151,287
Pacific Premier Bancorp, Inc.	5,870	174,926
PacWest Bancorp	9,430	330,522
Pinnacle Financial Partners, Inc.	5,220	308,293
Preferred Bank/Los Angeles, CA	2,200	132,242
Prosperity Bancshares, Inc.	5,431	381,256
S&T Bancorp, Inc.	1,570	59,016
Seacoast Banking Corporation of Florida(a)	5,580	151,497
ServisFirst Bancshares, Inc.	3,070	112,823
Signature Bank	2,810	398,711
Simmons First National Corp., Class A	5,040	120,859
Southside Bancshares, Inc.	1,894	66,442
Sterling Bancorp	14,209	284,180
Synovus Financial Corp.	8,772	307,196
TCF Financial Corp.	8,851	374,220
Texas Capital Bancshares, Inc.(a)	3,900	214,344
Tompkins Financial Corp.	79	6,801
Triumph Bancorp, Inc.(a)	2,430	94,721
Trustmark Corp.	4,340	138,793
UMB Financial Corp.	3,230	214,666
Umpqua Holdings Corp.	15,040	254,176
United Bankshares, Inc.	6,623	227,169
United Community Banks, Inc.	5,222	145,798
Valley National Bancorp	17,284	182,001
Veritex Holdings, Inc.	2,223	62,955
Webster Financial Corp.	5,160	231,478
WestAmerica Bancorporation	1,800	114,048
Wintrust Financial Corp.	3,890	246,159
		12,299,120
BEVERAGES (0.1%)
Coca-Cola Consolidated, Inc.	961	260,248
National Beverage Corp.(a)	660	28,321
		288,569
BIOTECHNOLOGY (1.2%)
Acorda Therapeutics, Inc.(a)	2,810	5,704
AMAG Pharmaceuticals, Inc.(a)	2,480	21,973
Anika Therapeutics, Inc.(a)	2,910	119,630
	Shares	Value
Arrowhead Pharmaceuticals, Inc.(a)	9,780	$ 409,880
Cytokinetics, Inc.(a)	3,990	49,077
Eagle Pharmaceuticals, Inc.(a)	4,150	223,353
Emergent BioSolutions, Inc.(a)	2,540	139,929
Enanta Pharmaceuticals, Inc.(a)	2,670	137,612
Exelixis, Inc.(a)	24,480	421,056
Ligand Pharmaceuticals, Inc.(a)	2,600	228,306
Momenta Pharmaceuticals, Inc.(a)	6,030	174,990
Myriad Genetics, Inc.(a)	4,300	118,895
Progenics Pharmaceuticals, Inc.(a)	7,180	32,023
REGENXBIO, Inc.(a)	3,650	158,884
Spectrum Pharmaceuticals, Inc.(a)	12,140	30,714
United Therapeutics Corp.(a)	2,343	228,841
Vanda Pharmaceuticals, Inc.(a)	4,540	57,885
Xencor, Inc.(a)	2,990	101,481
		2,660,233
BUILDING PRODUCTS (1.9%)
AAON, Inc.	3,498	183,435
American Woodmark Corp.(a)	3,220	353,073
Apogee Enterprises, Inc.	2,860	91,005
Gibraltar Industries, Inc.(a)	1,890	103,043
Griffon Corp.	15,860	329,729
Insteel Industries, Inc.	1,150	25,726
Lennox International, Inc.	1,829	426,121
Owens Corning	6,060	366,569
Patrick Industries, Inc.	6,145	318,803
PGT Innovations, Inc.(a)	4,250	65,875
Quanex Building Products Corp.	6,375	112,965
Resideo Technologies, Inc.(a)	46,780	476,220
Simpson Manufacturing Co., Inc.	3,700	305,879
Trex Co., Inc.(a)	5,100	501,024
Universal Forest Products, Inc.	8,320	398,528
		4,057,995
CAPITAL MARKETS (2.0%)
Affiliated Managers Group, Inc.	2,760	220,386
Blucora, Inc.(a)	3,910	88,171
Donnelley Financial Solutions, Inc.(a)	19,881	180,122
Eaton Vance Corp.	7,470	341,752
Evercore Partners, Inc., Class A	2,140	163,967
FactSet Research Systems, Inc.	1,988	568,787
Federated Hermes, Inc.	5,840	211,583
Greenhill & Co., Inc.	1,360	21,298
Interactive Brokers Group, Inc., Class A	4,280	201,160
INTL. FCStone, Inc.(a)	7,850	374,131
Janus Henderson Group PLC	16,550	418,218

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Legg Mason, Inc.	10,050	$ 393,457
Piper Sandler Cos.	630	51,931
SEI Investments Co.	7,090	462,693
Stifel Financial Corp.	4,555	294,663
Virtus Investment Partners, Inc.	2,667	328,121
Waddell & Reed Financial, Inc., Class A	5,270	84,215
WisdomTree Investments, Inc.	6,910	29,091
		4,433,746
CHEMICALS (2.4%)
AdvanSix, Inc.(a)	11,070	207,230
American Vanguard Corp.	1,350	25,218
Ashland Global Holdings, Inc.	3,170	234,517
Balchem Corp.	1,695	183,094
Cabot Corp.	3,140	125,129
Chemours Co. (The)	15,950	221,226
Ferro Corp.(a)	4,310	58,961
FutureFuel Corp.	1,390	15,234
GCP Applied Technologies, Inc.(a)	1,290	28,664
H.B. Fuller Co.	2,980	137,706
Hawkins, Inc.	1,160	48,465
Ingevity Corp.(a)	2,260	147,397
Innophos Holdings, Inc.	2,450	78,302
Innospec, Inc.	3,510	353,562
Koppers Holdings, Inc.(a)	7,270	228,133
Kraton Performance Polymers, Inc. (a)	14,570	239,676
Livent Corp.(a)	7,650	71,987
LSB Industries, Inc.(a)	28,410	85,798
Minerals Technologies, Inc.	3,770	204,070
NewMarket Corp.	349	153,427
Olin Corp.	21,510	319,854
PolyOne Corp.	4,240	140,683
Quaker Chemical Corp.	820	136,136
Rayonier, Inc.	65,073	200,425
RPM International, Inc.	7,090	506,013
Scotts Miracle-Gro Co. (The)	3,510	430,817
Sensient Technologies Corp.	2,160	129,060
Stepan Co.	930	91,745
Tredegar Corp.	3,490	71,022
Trinseo SA	5,860	168,299
Valvoline, Inc.	10,396	219,148
		5,260,998
COMMERCIAL SERVICES & SUPPLIES (1.8%)
ABM Industries, Inc.	8,930	340,590
Brady Corp., Class A	2,610	144,516
Brink's Co. (The)	3,410	287,088
Clean Harbors, Inc.(a)	3,560	292,703
	Shares	Value
Deluxe Corp.	2,540	$ 122,428
Harsco Corp.(a)	6,030	89,847
Healthcare Services Group, Inc.	4,732	121,139
Herman Miller, Inc.	4,160	160,784
HNI Corp.	2,840	102,155
Interface, Inc.	5,560	89,405
KAR Auction Services, Inc.	10,370	217,977
Matthews International Corp., Class A	2,870	107,108
Mobile Mini, Inc.	3,250	135,655
MSA Safety, Inc.	1,870	253,572
Pitney Bowes, Inc.	26,930	100,718
R.R. Donnelley & Sons Co.	42,533	102,079
Stericycle, Inc.(a)	4,620	289,582
Team, Inc.(a)	10,750	146,200
Tetra Tech, Inc.	4,260	364,656
UniFirst Corp.	1,450	295,699
US Ecology, Inc.	1,900	102,619
Viad Corp.	1,360	88,400
		3,954,920
COMMUNICATIONS EQUIPMENT (1.2%)
ADTRAN, Inc.	2,480	22,444
Applied Optoelectronics, Inc.(a)	8,010	90,513
CalAmp Corp.(a)	4,110	39,538
Ciena Corp.(a)	9,060	368,470
Comtech Telecommunications Corp.	5,100	147,441
Digi International, Inc.(a)	9,720	153,527
Extreme Networks, Inc.(a)	19,960	117,764
Harmonic, Inc.(a)	24,620	173,202
InterDigital, Inc.	1,680	92,820
Lumentum Holdings, Inc.(a)	6,545	495,915
NETGEAR, Inc.(a)	5,130	131,944
NetScout Systems, Inc.(a)	7,100	182,541
Plantronics, Inc.	1,900	54,568
ViaSat, Inc.(a)	3,050	194,132
Viavi Solutions, Inc.(a)	19,400	273,540
		2,538,359
CONSTRUCTION & ENGINEERING (1.3%)
AECOM Technology Corp.(a)	13,912	670,976
Aegion Corp.(a)	7,830	163,647
Arcosa, Inc.	5,353	234,194
Comfort Systems USA, Inc.	2,140	99,296
Dycom Industries, Inc.(a)	4,870	196,845
EMCOR Group, Inc.	3,240	266,231
Fluor Corp.	11,470	205,198
Granite Construction, Inc.	11,100	301,143
MasTec, Inc.(a)	7,540	435,435

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
MYR Group, Inc.(a)	2,130	$ 61,173
Valmont Industries, Inc.	1,030	146,322
		2,780,460
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	2,810	256,188
U.S. Concrete, Inc.(a)	4,120	146,631
		402,819
CONSUMER FINANCE (1.2%)
Encore Capital Group, Inc.(a)	5,320	180,614
Enova International, Inc.(a)	10,033	251,427
EZCORP, Inc., Class A(a)	51,530	320,517
FirstCash, Inc.	2,578	224,209
Green Dot Corp., Class A(a)	6,790	204,243
LendingTree, Inc.(a)	1,262	392,734
Navient Corp.	30,280	435,426
PRA Group, Inc.(a)	3,570	126,235
SLM Corp.	39,080	426,754
World Acceptance Corp.(a)	410	35,453
		2,597,612
CONTAINERS & PACKAGING (0.6%)
AptarGroup, Inc.	3,190	368,477
Greif, Inc., Class A	4,610	186,336
Myers Industries, Inc.	1,870	30,257
O-I Glass, Inc.	14,950	188,669
Silgan Holdings, Inc.	6,780	209,231
Sonoco Products Co.	5,410	309,127
		1,292,097
DISTRIBUTORS (0.3%)
Pool Corp.	2,660	583,338
DIVERSIFIED CONSUMER SERVICES (0.8%)
Adtalem Global Education, Inc.(a)	5,740	198,087
American Public Education, Inc.(a)	2,360	56,239
Graham Holdings Co., Class B	507	278,455
Grand Canyon Education, Inc.(a)	2,660	208,225
Perdoceo Education Corp.(a)	6,690	118,948
Regis Corp.(a)	3,950	61,304
Service Corp. International	11,390	546,151
Strategic Education, Inc.	1,259	204,323
WW International, Inc.(a)	2,790	92,014
		1,763,746
	Shares	Value
DIVERSIFIED FINANCIAL SERVICES (0.3%)
FGL Holdings	15,770	$ 152,181
Jefferies Financial Group, Inc.	19,280	417,219
		569,400
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
ATN International, Inc.	920	53,240
Cincinnati Bell, Inc.(a)	3,012	41,295
Cogent Communications Holdings, Inc.	3,490	247,546
Consolidated Communications Holdings, Inc.	82,900	400,407
Iridium Communications, Inc.(a)	6,250	159,688
Vonage Holdings Corp.(a)	15,320	135,888
		1,038,064
ELECTRIC UTILITIES (0.7%)
ALLETE, Inc.	2,550	212,874
El Paso Electric Co.	1,970	134,137
Hawaiian Electric Industries, Inc.	6,130	299,818
IDACORP, Inc.	2,140	240,087
OGE Energy Corp.	10,600	486,010
PNM Resources, Inc.	4,650	252,170
		1,625,096
ELECTRICAL EQUIPMENT (0.8%)
Acuity Brands, Inc.	2,160	254,599
AZZ, Inc.	1,460	60,240
Encore Wire Corp.	1,680	91,241
EnerSys	2,180	156,873
Hubbell, Inc.	3,580	512,763
nVent Electric PLC	8,980	223,602
Powell Industries, Inc.	760	31,365
Regal Beloit Corp.	2,980	233,811
Vicor Corp.(a)	3,140	157,157
		1,721,651
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (4.3%)
Anixter International, Inc.(a)	4,170	406,992
Arlo Technologies, Inc.(a)	3,851	16,444
Arrow Electronics, Inc.(a)	8,280	628,783
Avnet, Inc.	12,890	470,356
Badger Meter, Inc.	1,630	96,268
Bel Fuse, Inc., Class B	10,890	188,615
Belden CDT, Inc.	2,710	133,522

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Benchmark Electronics, Inc.	3,490	$ 107,422
Cognex Corp.	10,820	551,495
Coherent, Inc.(a)	2,194	310,297
CTS Corp.	3,260	95,551
Daktronics, Inc.	5,630	33,217
ePlus, Inc.(a)	670	53,412
Fabrinet (a)	3,830	241,443
FARO Technologies, Inc.(a)	850	43,911
II-VI, Inc.(a)	7,321	246,352
Insight Enterprises, Inc.(a)	2,210	145,573
Itron, Inc.(a)	3,470	283,672
Jabil Circuit, Inc.	14,570	566,627
KEMET Corp.	12,970	337,739
Knowles Corp.(a)	5,850	115,421
Littelfuse, Inc.	1,305	230,868
Methode Electronics, Inc.	2,020	66,155
MTS Systems Corp.	990	50,183
National Instruments Corp.	6,575	293,442
OSI Systems, Inc.(a)	2,890	250,101
PC Connection, Inc.	130	6,479
Plexus Corp.(a)	2,830	201,270
Rogers Corp.(a)	1,630	191,932
Sanmina Corp.(a)	12,320	392,269
ScanSource, Inc.(a)	9,540	332,851
SYNNEX Corp.	4,508	621,022
Tech Data Corp.(a)	3,870	557,048
Trimble Navigation Ltd.(a)	14,210	604,209
TTM Technologies, Inc.(a)	23,870	343,489
Vishay Intertechnology, Inc.	8,280	168,001
		9,382,431
ENERGY EQUIPMENT & SERVICES (1.9%)
Apergy Corp.(a)	5,100	131,886
Archrock, Inc.	24,970	208,500
Core Laboratories N.V.	3,370	118,388
Diamond Offshore Drilling, Inc.(a)	15,130	70,052
DMC Global, Inc.	7,070	295,738
Dril-Quip, Inc.(a)	2,590	105,931
Era Group, Inc.(a)	15,710	156,157
Exterran Corp.(a)	44,175	238,545
Geospace Technologies Corp.(a)	11,850	158,909
Helix Energy Solutions Group, Inc.(a)	30,130	251,284
KLX Energy Services Holdings, Inc.(a)	54,782	221,319
Matrix Service Co.(a)	9,470	190,536
McDermott International, Inc.(a)	61,253	4,472
Nabors Industries Ltd.	42,435	87,841
Newpark Resources, Inc.(a)	19,230	96,150
	Shares	Value
Noble Corp. PLC(a)	20,660	$ 16,689
Oceaneering International, Inc.(a)	14,110	175,105
Oil States International, Inc.(a)	12,080	130,222
Patterson-UTI Energy, Inc.	26,360	209,298
ProPetro Holding Corp.(a)	34,260	333,693
RPC, Inc.	19,280	87,338
SEACOR Holdings, Inc.(a)	2,680	100,741
TETRA Technologies, Inc.(a)	149,370	228,536
Transocean Ltd.(a)	26,220	119,563
US Silica Holdings, Inc.	23,870	122,692
Valaris PLC	54,089	276,395
		4,135,980
ENTERTAINMENT (0.2%)
Cinemark Holdings, Inc.	6,410	201,979
Glu Mobile, Inc.(a)	14,330	84,547
Marcus Corp. (The)	2,660	77,539
World Wrestling Entertainment, Inc., Class A	2,830	138,330
		502,395
EQUITY REAL ESTATE INVESTMENT TRUSTS (7.6%)
Acadia Realty Trust	5,897	146,364
Agree Realty Corp.	3,470	263,477
Alexander & Baldwin, Inc.	7,963	174,071
American Assets Trust, Inc.	2,680	122,101
American Campus Communities, Inc.	8,540	391,730
Armada Hoffler Properties, Inc.	11,790	216,229
Brixmor Property Group, Inc.	15,740	314,170
Camden Property Trust	4,480	503,686
CareTrust REIT, Inc.	5,808	128,821
CBL & Associates Properties, Inc.	63,190	53,080
Cedar Shopping Centers, Inc.	8,730	22,698
Chatham Lodging Trust	2,050	33,518
Community Healthcare Trust, Inc.	3,410	160,850
Corecivic, Inc.	12,048	192,166
Coresite Realty Corp.	2,020	237,249
Corporate Office Properties Trust	5,850	174,155
Cousins Properties, Inc.	9,399	384,701
Cyrusone, Inc.	6,100	371,185
DiamondRock Hospitality Co.	15,570	150,562
Diversified Healthcare Trust	24,770	191,224
Douglas Emmett, Inc.	9,010	373,915
Easterly Government Properties, Inc.	10,540	255,173
EastGroup Properties, Inc.	1,990	270,779
EPR Properties	4,130	294,758
Essential Properties Realty Trust, Inc.	12,670	349,819

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
First Industrial Realty Trust, Inc.	8,810	$ 376,187
Four Corners Property Trust, Inc.	8,767	265,552
Franklin Street Properties Corp.	3,260	24,776
Geo Group, Inc. (The)	13,304	210,203
Getty Realty Corp.	2,470	77,854
Global Net Lease, Inc.	4,270	88,517
Healthcare Realty Trust, Inc.	7,960	287,038
Hersha Hospitality Trust	8,400	108,948
Highwoods Properties, Inc.	5,760	288,634
Independence Realty Trust, Inc.	540	7,922
Industrial Logistics Properties Trust	10	229
Innovative Industrial Properties, Inc.	5,290	473,455
iStar, Inc.	17,560	255,674
JBG Smith Properties	6,400	259,520
Kilroy Realty Corp.	5,180	427,713
Kite Realty Group Trust	7,835	134,762
Lamar Advertising Co.	4,490	416,717
Lexington Corporate Properties Trust	17,785	196,880
Liberty Property Trust	8,550	535,657
Life Storage, Inc.	2,170	245,601
LTC Properties, Inc.	2,620	120,939
Macerich Co. (The)	3,890	86,786
Mack-Cali Realty Corp.	5,020	110,239
Medical Properties Trust, Inc.	32,220	713,673
National Retail Properties, Inc.	9,550	534,800
National Storage Affiliates	5,170	176,555
NexPoint Residential Trust, Inc.	290	14,152
Office Properties Income Trust	2,917	99,266
Omega Healthcare Investors, Inc.	12,336	517,495
Park Hotels & Resorts, Inc.	15,734	345,204
Pebblebrook Hotel Trust	8,186	194,172
Pennsylvania Real Estate Investment Trust	3,850	15,169
Potlatch Corp.	4,092	175,956
PS Business Parks, Inc.	700	117,292
Rayonier, Inc.	7,010	212,964
Retail Opportunity Investments Corp.	8,910	147,639
RPT Realty	2,440	34,038
Sabra Health Care REIT, Inc.	16,249	349,353
Safehold, Inc.	7,840	352,486
Saul Centers, Inc.	610	30,122
Service Properties Trust	8,860	191,199
Spirit Realty Capital, Inc.	3,240	171,007
Summit Hotel Properties, Inc.	13,160	145,944
Tanger Factory Outlet Centers	6,800	99,484
Taubman Centers, Inc.	3,520	92,998
Uniti Group, Inc.	10,194	64,528
	Shares	Value
Universal Health Realty Income Trust	1,180	$ 145,553
Urban Edge Properties	5,600	102,984
Urstadt Biddle Properties, Inc., Class A	5,630	127,632
Washington Prime Group, Inc.	34,820	104,808
Washington Real Estate	3,790	115,368
Weingarten Realty Investors	7,820	227,562
Whitestone REIT	1,040	13,624
Xenia Hotels & Resorts, Inc.	9,190	171,761
		16,581,072
FOOD & STAPLES RETAILING (0.7%)
Andersons, Inc. (The)	18,845	426,274
BJ's Wholesale Club Holdings, Inc.(a)	12,610	258,757
Chefs' Warehouse, Inc. (The)(a)	1,430	52,052
PriceSmart, Inc.	1,570	96,178
SpartanNash Co.	28,624	348,640
Sprouts Farmers Market, Inc.(a)	8,320	130,042
United Natural Foods, Inc.(a)	23,810	171,432
		1,483,375
FOOD PRODUCTS (1.5%)
B&G Foods, Inc.	9,430	151,446
Calavo Growers, Inc.	840	64,352
Cal-Maine Foods, Inc.	1,850	66,026
Darling Ingredients, Inc.(a)	10,220	277,269
Flowers Foods, Inc.	11,093	238,832
Fresh Del Monte Produce, Inc.	10,920	342,670
Hain Celestial Group Inc. (The)(a)	5,600	135,576
Ingredion, Inc.	3,540	311,520
J&J Snack Foods Corp.	770	127,697
John B. Sanfilippo & Son, Inc.	1,000	84,300
Lancaster Colony Corp.	1,060	163,929
Pilgrim's Pride Corp.(a)	4,000	104,200
Post Holdings, Inc.(a)	3,775	394,752
Sanderson Farms, Inc.	1,680	231,319
Seneca Foods Corp., Class A(a)	8,880	351,204
Tootsie Roll Industries, Inc.	1,045	35,645
TreeHouse Foods, Inc.(a)	5,470	243,962
		3,324,699
GAS UTILITIES (0.9%)
National Fuel Gas Co.	6,510	281,167
New Jersey Resources Corp.	4,940	204,121
Northwest Natural Holding Co.	1,670	122,544
ONE Gas, Inc.	2,490	235,305
South Jersey Industries, Inc.	5,050	155,540
Southwest Gas Corp.	2,670	201,612

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Spire, Inc.	2,900	$ 244,528
UGI Corp.	11,460	476,621
		1,921,438
HEALTH CARE EQUIPMENT & SUPPLIES (2.9%)
AngioDynamics, Inc.(a)	7,680	105,754
Avanos Medical, Inc.(a)	3,700	101,898
Cantel Medical Corp.	1,957	127,322
Cardiovascular Systems, Inc.(a)	6,970	316,368
CONMED Corp.	2,940	298,939
CryoLife, Inc.(a)	3,570	106,172
Cutera, Inc.(a)	5,750	162,035
Globus Medical, Inc., Class A(a)	4,270	223,236
Haemonetics Corp.(a)	2,760	296,396
Heska Corp.(a)	470	47,089
Hill-Rom Holdings, Inc.	3,630	386,559
ICU Medical, Inc.(a)	1,434	261,662
Inogen, Inc.(a)	1,000	44,270
Integer Holdings Corp.(a)	1,890	161,406
Integra LifeSciences Holdings Corp.(a)	4,220	232,269
Invacare Corp.	28,770	221,241
Lantheus Holdings, Inc.(a)	2,380	41,674
LeMaitre Vascular, Inc.	3,250	116,951
LivaNova PLC(a)	2,800	190,316
Masimo Corp.(a)	3,350	571,510
Meridian Bioscience, Inc.	6,510	64,058
Merit Medical Systems, Inc.(a)	3,695	134,572
Mesa Laboratories, Inc.	240	62,986
Natus Medical, Inc.(a)	2,130	66,648
Neogen Corp.(a)	2,939	197,707
NuVasive, Inc.(a)	2,820	217,478
OraSure Technologies, Inc.(a)	4,790	33,770
Orthofix Medical, Inc.(a)	1,230	53,210
Penumbra, Inc.(a)	3,170	556,208
Surmodics, Inc.(a)	1,200	47,268
Tactile Systems Technology, Inc.(a)	1,120	62,933
Varex Imaging Corp.(a)	2,520	69,678
West Pharmaceutical Services, Inc.	4,210	656,549
		6,236,132
HEALTH CARE PROVIDERS & SERVICES (2.6%)
Acadia Healthcare(a)	8,570	275,354
Addus HomeCare Corp.(a)	1,950	183,963
Amedisys, Inc.(a)	2,379	419,870
AMN Healthcare Services, Inc.(a)	2,910	196,076
BioTelemetry, Inc.(a)	2,350	114,962
Chemed Corp.	1,041	486,189
	Shares	Value
CorVel Corp.(a)	1,550	$ 141,933
Covetrus, Inc.(a)	5,620	69,126
Cross Country Healthcare, Inc.(a)	8,800	87,120
Diplomat Pharmacy, Inc.(a)	16,140	64,237
Encompass Health Corp.	5,700	439,071
Ensign Group, Inc. (The)	3,180	143,736
Hanger, Inc.(a)	9,980	243,811
HealthEquity, Inc.(a)	3,810	251,689
LHC Group, Inc.(a)	2,440	355,630
Magellan Health Services, Inc.(a)	4,490	328,713
Molina Healthcare, Inc.(a)	4,055	498,643
Owens & Minor, Inc.	21,535	134,809
Patterson Cos., Inc.	17,660	388,697
Pennant Group, Inc. (The)(a)	7,385	194,964
Providence Service Corp. (The)(a)	570	36,965
RadNet, Inc.(a)	8,830	199,293
Select Medical Holdings Corp.(a)	10,000	228,400
Tivity Health, Inc.(a)	3,393	73,441
U.S. Physical Therapy, Inc.	810	94,883
		5,651,575
HEALTH CARE TECHNOLOGY (0.3%)
Allscripts Healthcare Solutions, Inc.(a)	9,616	82,505
Computer Programs & Systems, Inc.	890	23,140
HealthStream, Inc.(a)	1,710	43,691
HMS Holdings Corp.(a)	5,770	157,636
NextGen Healthcare, Inc.(a)	5,890	81,635
Omnicell, Inc.(a)	2,310	187,757
Tabula Rasa HealthCare, Inc.(a)	1,370	79,556
		655,920
HOTELS, RESTAURANTS & LEISURE (2.1%)
Biglari Holdings, Inc., Class A(a)	1	441
Choice Hotels International, Inc.	1,770	177,354
Cracker Barrel Old Country Store, Inc.	1,450	221,748
DineEquity, Inc.	1,130	96,333
Domino's Pizza, Inc.	2,755	776,221
Dunkin' Brands Group, Inc.	6,310	492,748
El Pollo Loco Holdings, Inc.(a)	5,290	72,896
Fiesta Restaurant Group, Inc.(a)	1,990	19,761
Jack in the Box, Inc.	1,690	138,158
Marriott Vacations Worldwide Corp.	3,806	457,633
Papa John's International, Inc.	1,450	93,931
Shake Shack, Inc., Class A(a)	4,460	300,827
Six Flags Entertainment Corp.	4,310	164,340
Wendy's Co. (The)	14,480	313,782
Wingstop, Inc.	4,640	430,453

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Wyndham Hotels & Resorts, Inc.	7,660	$ 437,922
Wyndham Worldwide Corp.	6,380	309,621
		4,504,169
HOUSEHOLD DURABLES (2.2%)
Cavco Industries, Inc.(a)	1,030	230,741
Century Communities, Inc.(a)	3,530	104,735
Ethan Allen Interiors, Inc.	6,570	106,105
Helen of Troy Ltd.(a)	1,310	247,655
Installed Building Products, Inc.(a)	5,350	396,595
iRobot Corp.(a)	1,900	89,395
KB Home	5,550	208,402
La-Z-Boy, Inc.	2,770	84,873
LGI Homes, Inc.(a)	5,280	421,027
M.D.C Holdings, Inc.	8,572	361,224
M/I Homes, Inc.(a)	1,740	77,239
Meritage Homes Corp.(a)	2,010	142,630
Tempur-Pedic International, Inc.(a)	3,280	300,514
Toll Brothers, Inc.	7,730	342,903
TopBuild Corp.(a)	4,190	479,797
TRI Pointe Group, Inc.(a)	30,560	496,905
Tupperware Brands Corp.	17,460	109,300
Universal Electronics, Inc.(a)	2,730	135,217
William Lyon Homes, Class A(a)	19,340	448,495
		4,783,752
HOUSEHOLD PRODUCTS (0.2%)
Central Garden & Pet Co.(a)	970	31,244
Central Garden & Pet Co., Class A(a)	5,560	166,577
Energizer Holdings, Inc.	3,630	167,924
WD-40 Co.	662	123,675
		489,420
INDUSTRIAL CONGLOMERATES (0.3%)
Carlisle Cos., Inc.	4,140	646,792
Raven Industries, Inc.	2,970	93,139
		739,931
INSURANCE (4.4%)
Alleghany Corp.(a)	697	555,969
Ambac Financial Group, Inc.(a)	6,400	137,152
American Equity Investment Life Holding Co.	9,110	240,595
American Financial Group, Inc.	3,470	377,501
AMERISAFE, Inc.	1,150	78,683
Brighthouse Financial, Inc.(a)	14,910	579,999
Brown & Brown, Inc.	16,380	735,462
CNO Financial Group, Inc.	21,390	376,250
eHealth, Inc.(a)	3,460	363,854
	Shares	Value
Employers Holdings, Inc.	1,950	$ 83,168
First American Financial Corp.	6,250	387,375
Genworth Financial, Inc., Class A(a)	107,940	442,554
Hanover Insurance Group, Inc. (The)	1,880	260,530
HCI Group, Inc.	870	38,515
Horace Mann Educators Corp.	4,250	182,793
James River Group Holdings Ltd.	1,860	79,868
Kemper Corp.	4,852	361,086
Kinsale Capital Group, Inc.	4,280	488,862
Mercury General Corp.	3,390	166,415
Old Republic International Corp.	23,710	534,660
Primerica, Inc.	3,290	390,062
ProAssurance Corp.	3,240	98,399
Reinsurance Group of America, Inc.	4,700	677,035
RenaissanceRe Holdings Ltd.	3,570	676,301
RLI Corp.	2,070	192,531
Safety Insurance Group, Inc.	600	55,248
Selective Insurance Group, Inc.	3,370	223,262
Stewart Information Services Corp.	4,900	204,575
Third Point Reinsurance Ltd.(a)	18,430	200,703
United Fire Group, Inc.	3,630	160,664
United Insurance Holdings Corp.	3,660	37,112
Universal Insurance Holdings, Inc.	2,760	67,178
		9,454,361
INTERACTIVE MEDIA & SERVICES (0.2%)
Care.com, Inc.(a)	3,840	57,485
QuinStreet, Inc.(a)	10,730	139,007
TripAdvisor, Inc.	5,180	141,518
Yelp, Inc.(a)	4,340	141,484
		479,494
INTERNET & DIRECT MARKETING RETAIL (0.4%)
Etsy, Inc.(a)	8,590	419,278
Grubhub, Inc.(a)	5,030	272,374
Liquidity Services, Inc.(a)	11,760	62,563
PetMed Express, Inc.	1,410	35,546
Shutterstock, Inc.(a)	2,360	102,259
Stamps.com, Inc.(a)	1,030	76,725
		968,745
IT SERVICES (2.4%)
CACI International, Inc., Class A(a)	1,857	496,636
Cardtronics PLC, Class A(a)	2,140	96,300
CoreLogic, Inc.	5,250	244,125
CSG Systems International, Inc.	4,010	199,778
EVERTEC, Inc.	5,270	176,914
ExlService Holdings, Inc.(a)	2,760	201,783

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
KBR, Inc.	11,630	$ 316,336
LiveRamp Holdings, Inc.(a)	3,970	159,753
ManTech International Corp., Class A	2,760	221,573
MAXIMUS, Inc.	3,750	269,062
NIC, Inc.	5,420	106,937
Perficient, Inc.(a)	6,140	305,158
Perspecta, Inc.	11,370	319,156
Sabre Corp.	18,120	390,305
Science Applications International Corp.	2,774	243,474
Sykes Enterprises, Inc.(a)	3,400	114,206
TTEC Holdings, Inc.	5,210	206,941
Unisys Corp.(a)	14,490	140,698
Virtusa Corp.(a)	4,790	199,455
WEX, Inc.(a)	3,242	703,255
		5,111,845
LEISURE PRODUCTS (0.7%)
Brunswick Corp.	4,860	305,451
Callaway Golf Co.	14,900	319,158
Mattel, Inc.(a)	16,840	246,369
Polaris, Inc.	4,020	369,197
Sturm Ruger & Co., Inc.	980	48,530
Vista Outdoor, Inc.(a)	21,200	157,516
		1,446,221
LIFE SCIENCES TOOLS & SERVICES (1.5%)
Bio-Rad Laboratories, Inc., Class A(a)	1,135	409,644
Bio-Techne Corp.	2,554	536,263
Luminex Corp.	3,920	88,925
Medpace Holdings, Inc.(a)	4,770	408,074
NeoGenomics, Inc.(a)	13,780	444,130
PRA Health Sciences, Inc.(a)	4,780	484,262
Repligen Corp.(a)	5,220	524,036
Syneos Health, Inc.(a)	5,840	358,342
		3,253,676
MACHINERY (4.7%)
AGCO Corp.	4,170	292,484
Alamo Group, Inc.	1,650	205,524
Albany International Corp., Class A	3,050	212,798
Astec Industries, Inc.	2,530	104,337
Barnes Group, Inc.	2,740	173,086
Briggs & Stratton Corp.	50,920	186,876
Chart Industries, Inc.(a)	1,950	124,761
CIRCOR International, Inc.(a)	4,860	201,836
Colfax Corp.(a)	6,310	221,860
Crane Co.	2,470	211,086
	Shares	Value
Donaldson Co., Inc.	7,140	$ 370,209
Enerpac Tool Group Corp.	3,220	74,414
EnPro Industries, Inc.	1,080	63,115
ESCO Technologies, Inc.	3,070	294,597
Federal Signal Corp.	10,160	326,746
Franklin Electric Co., Inc.	4,990	287,873
Graco, Inc.	9,530	506,519
Greenbrier Cos., Inc. (The)	15,900	383,031
Hillenbrand, Inc.	3,420	99,283
ITT, Inc.	4,990	334,729
John Bean Technologies Corp.	3,125	353,094
Kennametal, Inc.	6,850	214,336
Lincoln Electric Holdings, Inc.	3,600	321,048
Lindsay Corp.	550	55,017
Lydall, Inc.(a)	15,820	323,361
Meritor, Inc.(a)	3,240	70,988
Mueller Industries, Inc.	4,450	129,807
Nordson Corp.	3,050	515,023
Oshkosh Truck Corp.	3,940	338,998
Proto Labs, Inc.(a)	1,680	173,880
SPX Corp.(a)	4,780	234,555
SPX FLOW, Inc.(a)	4,860	212,576
Standex International Corp.	540	39,469
Tennant Co.	2,310	178,378
Terex Corp.	8,720	221,052
Timken Co. (The)	6,130	322,009
Titan International, Inc.	72,450	207,207
Toro Co. (The)	5,970	477,719
Trinity Industries, Inc.	14,680	298,444
Wabash National Corp.	16,460	190,936
Watts Water Technologies, Inc., Class A	1,910	190,446
Woodward, Inc.	4,160	483,850
		10,227,357
MARINE (0.2%)
Kirby Corp.(a)	3,250	238,193
Matson, Inc.	3,210	115,592
		353,785
MEDIA (1.1%)
Cable One, Inc.	374	637,307
EW Scripps Co. (The), Class A	7,300	88,622
Gannett Co., Inc.	63,202	386,164
John Wiley & Sons, Inc., Class A	2,750	119,955
Meredith Corp.	6,260	188,113
New York Times Co. (The), Class A	8,580	274,646

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Scholastic Corp.	4,170	$ 137,402
TechTarget (a)	8,210	208,452
TEGNA, Inc.	14,120	238,628
		2,279,289
METALS & MINING (1.9%)
AK Steel Holding Corp.(a)	33,170	91,549
Allegheny Technologies, Inc.(a)	9,950	171,638
Carpenter Technology Corp.	3,350	133,129
Century Aluminum Co.(a)	33,730	178,432
Cleveland-Cliffs, Inc.	7,290	51,176
Commercial Metals Co.	17,340	356,337
Compass Minerals International, Inc.	1,890	109,412
Haynes International, Inc.	690	18,499
Kaiser Aluminum Corp.	1,080	108,162
Materion Corp.	1,040	56,472
Olympic Steel, Inc.	21,910	322,077
Reliance Steel & Aluminum Co.	5,290	607,292
Royal Gold, Inc.	4,110	473,965
Steel Dynamics, Inc.	15,330	458,061
SunCoke Energy, Inc.	33,790	198,685
TimkenSteel Corp.(a)	34,915	222,758
United States Steel Corp.	40,020	362,981
Warrior Met Coal, Inc.	7,120	134,283
Worthington Industries, Inc.	4,380	161,096
		4,216,004
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.6%)
Apollo Commercial Real Estate Finance, Inc.	13,240	242,027
Armour Residential REIT, Inc.	3,580	68,951
Capstead Mortgage Corp.	12,460	102,421
Granite Point Mortgage Trust, Inc.	2,100	38,409
Invesco Mortgage Capital, Inc.	13,190	230,693
KKR Real Estate Finance Trust, Inc.	10	211
New York Mortgage Trust, Inc.	22,570	143,320
Pennymac Mortgage Investment Trust	9,700	225,525
Ready Capital Corp.	10	163
Redwood Trust, Inc.	16,240	286,311
		1,338,031
MULTILINE RETAIL (0.5%)
Big Lots, Inc.	13,400	362,604
Dillard's, Inc., Class A	6,090	369,785
J.C. Penney Co., Inc.(a)	157,390	117,256
Ollie's Bargain Outlet Holdings, Inc.(a)	3,010	159,650
		1,009,295
	Shares	Value
MULTI-UTILITIES (0.5%)
Avista Corp.	3,820	$ 194,247
Black Hills Corp.	3,380	280,641
MDU Resources Group, Inc.	11,290	334,297
NorthWestern Corp.	3,010	231,680
		1,040,865
OIL, GAS & CONSUMABLE FUELS (3.7%)
Antero Midstream Corp.	31,380	158,155
Bonanza Creek Energy, Inc.(a)	12,300	223,737
Callon Petroleum Co.(a)	41,850	125,550
Chesapeake Energy Corp.(a)	509,660	260,844
CNX Resources Corp.(a)	48,570	351,161
CONSOL Energy, Inc.(a)	32,117	261,111
Denbury Resources, Inc.(a)	216,660	213,410
EQT Corp.	33,200	200,860
Equitrans Midstream Corp.	15,000	145,050
Green Plains Renewable Energy, Inc.	24,910	310,628
Gulfport Energy Corp.(a)	138,450	214,597
HighPoint Resources Corp.(a)	145,420	168,687
Laredo Petroleum, Inc.(a)	69,140	118,921
Matador Resources Co.(a)	26,010	381,567
Murphy Oil Corp.	11,310	237,058
Oasis Petroleum, Inc.(a)	116,450	262,012
Par Pacific Holdings, Inc.(a)	16,850	339,022
Parsley Energy, Inc., Class A	0	8
PBF Energy, Inc., Class A	15,360	419,328
PDC Energy, Inc.(a)	7,879	170,097
Penn Virginia Corp.(a)	12,350	263,919
QEP Resources, Inc.	46,380	147,025
Range Resources Corp.	29,680	89,040
Renewable Energy Group, Inc.(a)	16,780	440,978
REX American Resources Corp.(a)	610	45,964
Ring Energy, Inc.(a)	99,060	213,970
SM Energy Co.	34,730	318,821
Southwestern Energy Co.(a)	166,810	261,892
Talos Energy, Inc.(a)	19,890	436,387
Whiting Petroleum Corporation(a)	77,820	353,303
World Fuel Services Corp.	11,120	435,014
WPX Energy, Inc.(a)	45,320	541,574
		8,109,690
PAPER & FOREST PRODUCTS (0.6%)
Boise Cascade Co.	7,460	270,052
Clearwater Paper Corp.(a)	7,250	204,450
Domtar Corp.	11,270	392,421

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Louisiana-Pacific Corp.	7,660	$ 235,009
Mercer International, Inc.	7,410	81,584
Neenah Paper, Inc.	730	48,647
P.H. Glatfelter Co.	5,840	97,528
		1,329,691
PERSONAL PRODUCTS (0.3%)
Edgewell Personal Care Co.(a)	3,310	85,464
Inter Parfums, Inc.	2,560	176,922
Medifast, Inc.	1,510	145,911
Nu Skin Enterprises, Inc., Class A	3,030	98,748
USANA Health Sciences, Inc.(a)	600	37,020
		544,065
PHARMACEUTICALS (1.0%)
Akorn, Inc.(a)	11,610	17,763
Amphastar Pharmaceuticals, Inc.(a)	4,730	89,444
ANI Pharmaceuticals, Inc.(a)	3,950	244,900
Catalent, Inc.(a)	8,700	531,570
Corcept Therapeutics, Inc.(a)	16,790	212,729
ENDO International PLC(a)	16,150	91,571
Innoviva, Inc.(a)	19,420	268,093
Lannett Co., Inc.(a)	21,070	171,510
Nektar Therapeutics(a)	9,180	182,590
Pacira BioSciences, Inc.(a)	2,010	86,872
Phibro Animal Health Corp., Class A	1,400	33,208
Prestige Consumer Healthcare, Inc.(a)	3,480	141,149
Supernus Pharmaceuticals, Inc.(a)	4,820	110,234
		2,181,633
PROFESSIONAL SERVICES (1.2%)
ASGN, Inc.(a)	3,350	226,761
Exponent, Inc.	4,510	328,193
Forrester Research, Inc.(a)	1,100	45,507
FTI Consulting, Inc.(a)	3,560	427,413
Heidrick & Struggles International, Inc.	1,230	34,957
Insperity, Inc.	2,390	208,814
Kelly Services, Inc., Class A	19,240	341,702
Korn Ferry	3,660	149,987
Manpower, Inc.	6,220	569,068
Resources Connection, Inc.	3,160	48,111
TrueBlue, Inc.(a)	9,770	214,061
		2,594,574
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.5%)
Jones Lang LaSalle, Inc.	2,708	459,872
Marcus & Millichap, Inc.(a)	2,070	73,278
RE/MAX Holdings, Inc., Class A	1,160	44,405
	Shares	Value
Realogy Holdings Corp.	36,480	$ 386,323
St Joe Co. (The)(a)	2,580	54,206
		1,018,084
ROAD & RAIL (1.1%)
ArcBest Corp.	13,590	303,193
Avis Budget Group, Inc.(a)	10,230	335,544
Heartland Express, Inc.	2,983	55,752
Knight-Swift Transportation Holdings, Inc.	12,150	450,522
Landstar System, Inc.	2,030	224,822
Marten Transport Ltd.	2,946	61,159
Ryder System, Inc.	9,580	457,158
Saia, Inc.(a)	3,590	312,689
Werner Enterprises, Inc.	3,800	140,068
		2,340,907
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.0%)
Advanced Energy Industries, Inc.(a)	4,470	312,632
Axcelis Technologies, Inc.(a)	2,280	55,062
Brooks Automation, Inc.	10,890	414,691
Cabot Microelectronics Corp.	3,120	453,991
CEVA, Inc.(a)	1,520	41,572
Cirrus Logic, Inc.(a)	3,140	241,183
Cohu, Inc.	2,970	66,439
Cree, Inc.(a)	5,670	263,598
Cypress Semiconductor Corp.	27,940	651,840
Diodes, Inc.(a)	5,110	263,880
DSP Group, Inc.(a)	1,130	16,340
First Solar, Inc.(a)	4,110	203,774
FormFactor, Inc.(a)	10,550	267,020
Ichor Holdings Ltd.(a)	8,840	295,168
Kulicke & Soffa Industries, Inc.	4,140	107,185
MaxLinear, Inc.(a)	3,850	75,036
MKS Instruments, Inc.	4,940	517,811
Monolithic Power Systems, Inc.	2,900	496,393
Onto Innovation, Inc.(a)	3,139	119,094
PDF Solutions, Inc.(a)	1,280	20,173
Photronics, Inc.(a)	11,860	151,571
Power Integrations, Inc.	2,390	233,431
Rambus, Inc.(a)	9,770	155,050
Semtech Corp.(a)	3,920	188,905
Silicon Laboratories, Inc.(a)	2,470	242,826
SMART Global Holdings, Inc.(a)	700	21,112
SolarEdge Technologies, Inc.(a)	6,000	587,160
Synaptics, Inc.(a)	1,800	120,042
Teradyne, Inc.	11,920	786,601

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ultra Clean Holdings, Inc.(a)	16,540	$ 380,585
Universal Display Corp.	3,740	658,876
Veeco Instruments, Inc.(a)	3,679	46,907
Xperi Corp.	11,010	177,151
		8,633,099
SOFTWARE (3.1%)
8x8, Inc.(a)	10,870	202,399
ACI Worldwide, Inc.(a)	9,060	312,117
Agilysys, Inc.(a)	6,570	213,525
Alarm.com Holdings, Inc.(a)	4,880	214,378
Blackbaud, Inc.	2,650	207,575
Bottomline Technologies DE, Inc.(a)	2,370	127,032
CDK Global, Inc.	6,990	375,223
Ceridian HCM Holding, Inc.(a)	5,100	373,779
CommVault Systems, Inc.(a)	3,230	145,415
Ebix, Inc.	1,390	47,858
Fair Isaac Corp.(a)	2,028	816,027
J2 Global, Inc.	4,570	438,080
LivePerson, Inc.(a)	6,110	250,571
LogMeIn, Inc.	2,660	228,680
Manhattan Associates, Inc.(a)	4,400	376,024
MicroStrategy, Inc., Class A(a)	499	75,863
OneSpan, Inc.(a)	1,660	27,589
Progress Software Corp.	3,420	154,345
PTC, Inc.(a)	5,820	483,758
Qualys, Inc.(a)	2,910	249,503
SPS Commerce, Inc.(a)	5,270	299,494
Teradata Corp.(a)	6,920	168,433
TiVo Corp.	13,983	101,796
Tyler Technologies, Inc.(a)	2,533	819,882
		6,709,346
SPECIALTY RETAIL (4.8%)
Aaron's, Inc.	3,920	232,691
Abercrombie & Fitch Co., Class A	23,160	378,898
American Eagle Outfitters, Inc.	13,730	197,712
Asbury Automotive Group, Inc.(a)	1,200	115,740
AutoNation, Inc.(a)	9,970	423,127
Barnes & Noble Education, Inc.(a)	61,700	212,248
Bed Bath & Beyond, Inc.	21,560	307,230
Boot Barn Holdings, Inc.(a)	5,780	242,587
Buckle, Inc. (The)	2,025	49,430
Caleres, Inc.	12,895	226,307
Cato Corp., Class A (The)	11,060	177,402
Chico's FAS, Inc.	63,340	246,393
Children's Place Retail Stores, Inc. (The)	1,430	85,328
Conn's, Inc.(a)	18,680	163,637
	Shares	Value
Designer Brands, Inc., Class A	14,020	$ 199,645
Dick's Sporting Goods, Inc.	7,170	317,129
Express, Inc.(a)	63,970	256,520
Five Below, Inc.(a)	4,620	523,076
Foot Locker, Inc.	9,700	368,309
GameStop Corp., Class A	20,470	78,605
Genesco, Inc.(a)	8,100	318,492
Group 1 Automotive, Inc.	3,660	368,818
Guess?, Inc.	4,200	89,418
Haverty Furniture Cos., Inc.	8,650	174,124
Hibbett Sports, Inc.(a)	1,810	44,852
Lithia Motors, Inc., Class A	3,020	409,633
Lumber Liquidators Holdings, Inc.(a)	15,960	121,456
MarineMax, Inc.(a)	22,620	450,817
Michaels Cos., Inc. (The)(a)	19,780	97,515
Monro Muffler Brake, Inc.	2,065	129,475
Office Depot, Inc.	156,676	347,821
Rent-A-Center, Inc.	13,880	404,324
RH (a)	2,310	482,212
Sally Beauty Holdings, Inc.(a)	7,810	119,884
Shoe Carnival, Inc.	4,590	164,597
Signet Jewelers Ltd.	14,320	348,119
Sleep Number Corp.(a)	7,230	372,996
Sonic Automotive, Inc., Class A	9,900	313,137
Tailored Brands, Inc.	22,330	88,873
Urban Outfitters, Inc.(a)	10,750	275,200
Williams-Sonoma, Inc.	4,360	305,549
Zumiez, Inc.(a)	7,270	226,606
		10,455,932
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.3%)
3D Systems Corp.(a)	19,670	214,206
Diebold, Inc.(a)	21,360	245,854
NCR Corp.(a)	7,520	253,574
		713,634
TEXTILES, APPAREL & LUXURY GOODS (1.4%)
Carter's, Inc.	2,400	254,568
Columbia Sportswear Co.	1,410	132,427
Crocs, Inc.(a)	6,360	241,108
Deckers Outdoor Corp.(a)	2,130	406,638
Fossil Group, Inc.(a)	54,070	363,891
G-III Apparel Group Ltd.(a)	9,250	251,692
Kontoor Brands, Inc.	2,850	108,699
Movado Group, Inc.	11,630	200,269
Oxford Industries, Inc.	870	60,378
Skechers U.S.A., Inc., Class A(a)	11,400	426,246
Steven Madden Ltd.	6,945	267,799

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Unifi, Inc.(a)	5,370	$ 115,562
Vera Bradley, Inc.(a)	10,810	103,560
Wolverine World Wide, Inc.	5,840	184,369
		3,117,206
THRIFTS & MORTGAGE FINANCE (1.0%)
Axos Financial, Inc.(a)	3,480	98,032
Flagstar Bancorp, Inc.	1,300	45,812
HomeStreet, Inc.(a)	2,140	68,715
Meta Financial Group, Inc.	9,210	342,796
New York Community Bancorp, Inc.	36,920	408,335
NMI Holdings, Inc., Class A(a)	13,420	428,367
Northfield Bancorp, Inc.	4,990	79,291
Northwest Bancshares, Inc.	3,460	54,409
Provident Financial Services, Inc.	3,730	85,081
TrustCo Bank Corp. NY	4,000	31,720
Walker & Dunlop, Inc.	4,760	315,921
Washington Federal, Inc.	6,110	207,740
		2,166,219
TRADING COMPANIES & DISTRIBUTORS (0.7%)
Applied Industrial Technologies, Inc.	1,990	128,494
DXP Enterprises, Inc.(a)	3,850	133,480
GATX Corp.	1,960	149,215
GMS, Inc.(a)	3,190	85,237
Kaman Corp.	1,690	104,307
MSC Industrial Direct Co., Inc., Class A	2,300	156,561
NOW, Inc.(a)	29,250	292,792
Veritiv Corp.(a)	16,710	235,277
Watsco, Inc.	1,720	299,142
		1,584,505
WATER UTILITIES (0.4%)
American States Water Co.	1,770	156,751
California Water Service Group	2,820	148,219
Essential Utilities, Inc.(a)	9,792	508,597
		813,567
	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES (0.3%)
Shenandoah Telecommunications Co.	3,430	$ 138,401
Spok Holdings, Inc.	2,820	29,948
Telephone & Data Systems, Inc.	17,710	401,663
		570,012
TOTAL COMMON STOCKS (COST $208,484,423)		216,034,137
MONEY MARKET FUND (0.5%)
Northern Institutional Treasury Portfolio (Premier Class), 1.47%(b)	1,214,143	1,214,144
TOTAL MONEY MARKET FUND (COST $1,214,144)		1,214,144
RIGHT (0.0%)
CHEMICALS (0.0%)
Schulman, Inc. CVR(a)(c)	3,980	—
TOTAL RIGHT (COST $—)		—
TOTAL INVESTMENTS (COST $209,698,567) 100.0%		217,248,281
LIABILITIES IN EXCESS OF OTHER ASSETS 0.0%		(61,653)
NET ASSETS 100.0%		$ 217,186,628
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2020 is disclosed.
(c)	Security is a Level 3 investment.

CVR — Contigency Valued Right
PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	10.4%
Banks	7.9
U.S. Government Agencies	7.1
U.S. Government Agency Mortgage-Backed Obligations	6.2
Semiconductors & Semiconductor Equipment	5.0
Biotechnology	4.8
Oil, Gas & Consumable Fuels	4.6
Aerospace & Defense	4.0
Money Market Fund	4.0
Food Products	3.8
IT Services	3.5
Capital Markets	2.8
Beverages	2.7
Specialty Retail	2.6
Consumer Finance	2.5
Air Freight & Logistics	2.0
Software	2.0
Technology Hardware, Storage & Peripherals	1.9
Health Care Providers & Services	1.9
Chemicals	1.9
Municipal Bonds	1.7
Industry Diversification	Percent*
Hotels, Restaurants & Leisure	1.6%
Insurance	1.6
Commercial Services & Supplies	1.5
Machinery	1.3
Road & Rail	1.3
Food & Staples Retailing	1.3
Industrial Conglomerates	1.2
Diversified Telecommunication Services	1.2
Electric Utilities	0.9
Multiline Retail	0.7
Household Products	0.6
Electronic Equipment, Instruments & Components	0.6
Household Durables	0.6
Pharmaceuticals	0.5
Communications Equipment	0.5
Internet & Direct Marketing Retail	0.2
Thrifts & Mortgage Finance	0.2
Equity Real Estate Investment Trusts	0.2
Total Investments	99.3%

*	Percentages indicated are based on net assets as of January 31, 2020.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (68.8%)
AEROSPACE & DEFENSE (4.0%)
Arconic, Inc., 5.87%, 2/23/22	$ 2,000,000	$ 2,132,520
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	1,000,000	1,125,414
United Technologies Corp., 3.10%, 6/1/22	1,000,000	1,032,687
United Technologies Corp., 4.13%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,302,173
		6,592,794
AIR FREIGHT & LOGISTICS (2.0%)
FedEx Corp., 4.00%, 1/15/24	2,000,000	2,170,838
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	1,105,256
		3,276,094
BANKS (7.7%)
Bank of America Corp., 5.62%, 7/1/20	1,500,000	1,523,528
Citigroup, Inc., 6.62%, 6/15/32	1,000,000	1,379,825
HSBC Bank USA, NA, 4.88%, 8/24/20	2,000,000	2,033,848
JPMorgan Chase & Co., 4.95%, 3/25/20	2,000,000	2,009,126
KeyCorp, 5.10%, 3/24/21	2,000,000	2,076,593
Manufacturers & Traders Trust Co., 2.55% (US0003M + 64 bps), 12/1/21, (Callable 3/9/20 @ 100)(a)	1,150,000	1,150,125
US Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,613,659
		12,786,704
BEVERAGES (2.7%)
Coca-Cola Co. (The), 3.20%, 11/1/23	1,000,000	1,062,315
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,510,618
		4,572,933
BIOTECHNOLOGY (4.8%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,723,398
Amgen, Inc., 3.88%, 11/15/21, (Callable 8/15/21 @ 100)	4,000,000	4,133,217
Celgene Corp., 3.87%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,082,967
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,042,519
		7,982,101
CAPITAL MARKETS (2.8%)
Charles Schwab Corp. (The), 4.45%, 7/22/20	1,250,000	1,266,269
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,823,278
Morgan Stanley, 5.75%, 1/25/21	1,500,000	1,557,560
		4,647,107
	Principal Amount	Value
CHEMICALS (1.9%)
Ecolab, Inc., 4.35%, 12/8/21	$ 2,000,000	$ 2,095,322
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	1,072,507
		3,167,829
COMMERCIAL SERVICES & SUPPLIES (1.3%)
Waste Management, Inc., 3.45%, 6/15/29, (Callable 3/15/29 @ 100)	2,000,000	2,190,830
COMMUNICATIONS EQUIPMENT (0.5%)
Tyco Electronics Group SA, 4.88%, 1/15/21	750,000	771,269
CONSUMER FINANCE (2.5%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	1,000,000	1,059,022
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,080,514
Capital One Financial Corp., 4.75%, 7/15/21	2,000,000	2,083,807
		4,223,343
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
Verizon Communications, Inc., 4.60%, 4/1/21	2,000,000	2,067,808
ELECTRIC UTILITIES (0.9%)
Entergy Gulf States Louisiana LLC, 3.95%, 10/1/20, (Callable 7/1/20 @ 100)	1,500,000	1,512,710
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,056,681
FOOD & STAPLES RETAILING (1.3%)
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	1,000,000	1,078,366
Walmart, Inc., 4.25%, 4/15/21	1,000,000	1,031,182
		2,109,548
FOOD PRODUCTS (3.8%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	2,274,669
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	514,219
Kraft Heinz Foods Co., 5.37%, 2/10/20	1,500,000	1,500,720
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,110,575
		6,400,183

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
HEALTH CARE PROVIDERS & SERVICES (1.9%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	$ 2,000,000	$ 2,137,468
Express Scripts Holding Co., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,109,215
		3,246,683
HOTELS, RESTAURANTS & LEISURE (1.6%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	1,500,000	1,635,114
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	1,000,000	1,061,598
		2,696,712
HOUSEHOLD DURABLES (0.6%)
Newell Brands, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,032,342
HOUSEHOLD PRODUCTS (0.6%)
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,055,788
INDUSTRIAL CONGLOMERATES (1.2%)
Honeywell International, Inc., 4.25%, 3/1/21	2,000,000	2,056,285
INSURANCE (1.3%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,150,000
IT SERVICES (3.5%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,129,077
Mastercard, Inc., 3.38%, 4/1/24	1,000,000	1,071,639
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	1,000,000	1,028,252
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,559,170
		5,788,138
MACHINERY (1.3%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,029,679
John Deere Capital Corp., 3.45%, 3/13/25	1,000,000	1,079,798
		2,109,477
MULTILINE RETAIL (0.7%)
Target Corp., 3.50%, 7/1/24	1,000,000	1,082,858
OIL, GAS & CONSUMABLE FUELS (4.6%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	739,724
	Principal Amount	Value
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	$ 1,000,000	$ 1,166,507
Gulf South Pipeline Company LP, 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,500,000	1,552,702
Occidental Petroleum Corp., 3.12%, 2/15/22, (Callable 11/15/21 @ 100)	1,000,000	1,019,319
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,245,638
		7,723,890
PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	890,188
ROAD & RAIL (1.3%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	2,000,000	2,106,131
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.0%)
Applied Materials, Inc., 4.30%, 6/15/21	1,000,000	1,036,807
Intel Corp., 4.00%, 12/15/32	2,000,000	2,365,794
QUALCOMM, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	4,956,231
		8,358,832
SOFTWARE (2.0%)
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,259,945
Salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,118,148
		3,378,093
SPECIALTY RETAIL (2.6%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,161,812
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	1,000,000	1,090,279
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,031,663
		4,283,754
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.9%)
Apple, Inc., 3.45%, 2/9/45	1,000,000	1,096,871
Western Digital Corp., 4.75%, 2/15/26, (Callable 11/15/25 @ 100)	1,000,000	1,067,500
Xerox Corp., 4.50%, 5/15/21	1,000,000	1,022,520
		3,186,891

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
THRIFTS & MORTGAGE FINANCE (0.2%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 2/25/20 @ 100)(a)	$ 303,892	$ 311,106
TOTAL CORPORATE BONDS (COST $109,808,054)		114,815,102

	Shares
MONEY MARKET FUND (4.0%)
Northern Institutional Treasury Portfolio (Premier Class), 1.47%(b)	6,659,538	$ 6,659,538
TOTAL MONEY MARKET FUND (COST $6,659,538)		6,659,538

	Principal Amount
MUNICIPAL BONDS (1.7%)
Cedar Hill Independent School District, 1.79%, 2/15/21	$ 250,000	$ 245,435
New York City Transitional Finance Authority Future Tax Secured Revenue, Build America Bonds, 5.72%, 5/1/30, (Callable 5/1/20 @ 100)	1,500,000	1,515,750
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	155,626
The City of New York, Build America Bonds, GO, 5.67%, 10/1/34, (Callable 3/9/20 @ 100)	1,000,000	1,002,990
TOTAL MUNICIPAL BONDS (COST $3,037,083)		2,919,801
U.S. GOVERNMENT AGENCIES (7.1%)
Federal Farm Credit Bank
2.09%, 9/8/26, (Callable 2/12/20 @ 100)	1,500,000	1,500,015
3.00%, 11/25/30	1,000,000	1,118,325
		2,618,340
Federal Home Loan Bank
2.50%, 5/23/22(c)	1,000,000	1,025,338
2.94%, 4/15/26, (Callable 4/15/20 @ 100)	2,000,000	2,003,299
3.50%, 7/29/21	2,000,000	2,059,999
		5,088,636
Federal Home Loan Mortgage Corp.
2.25%, 2/26/21(c)	50,000	50,404
2.50%, 3/29/22(c)	1,000,000	1,023,832
2.50%, 4/15/24(c), (Callable 4/15/20 @ 100) (Step to 2.63% on 4/15/20)	1,000,000	1,001,759
		2,075,995
Federal National Mortgage Association
	Principal Amount	Value
1.51%, 9/30/21, (Callable 3/30/20 @ 100)	$ 1,000,000	$ 1,000,031
1.53%, 4/12/22, (Callable 4/12/20 @ 100)	1,000,000	1,000,023
		2,000,054
TOTAL U.S. GOVERNMENT AGENCIES (COST $11,571,593)		11,783,025
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (6.2%)
Federal Home Loan Mortgage Corp.
3.50%, 2/1/34	981,822	1,024,636
3.50%, 10/1/49	1,422,101	1,474,757
3.72% (US0012M + 179 bps), 10/1/37(a)	28,797	29,730
4.00%, 12/15/25	2,500,000	2,700,316
4.75% (H15T1Y + 225 bps), 5/1/36(a)	39,941	41,759
5.00%, 11/1/37	10,131	10,810
6.00%, 3/1/38	30,743	35,417
		5,317,425
Federal National Mortgage Association
1.51%, 6/1/20	853,323	852,234
2.08% (US0001M + 42 bps), 11/25/36(a)	66,173	66,313
3.50%, 2/1/43	786,565	823,909
3.50%, 4/1/48	842,139	901,785
3.91% (US0012M + 204 bps), 10/1/36(a)	17,414	17,499
4.00%, 9/1/33	651,151	682,182
4.00%, 10/1/46	808,835	858,268
4.50% (H15T1Y + 213 bps), 7/1/36(a)	11,800	11,906
4.69% (US0012M + 182 bps), 5/1/36(a)	74,552	78,548
5.00%, 1/1/35	15,814	16,452
5.50%, 9/1/36	10,001	10,193
6.00%, 6/1/36	182,643	195,849
6.00%, 9/1/36	53,865	59,103
6.00%, 5/1/37	31,828	35,234
		4,609,475
Government National Mortgage Association
4.00% (H15T1Y + 150 bps), 1/20/39(a)	9,909	9,987
4.25%, 10/20/38	40,731	41,009
4.50%, 6/15/40	146,137	159,778
4.50%, 8/20/38	91,192	97,803
5.00%, 5/20/40	70,666	74,884
5.50%, 12/20/38	7,544	8,037

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
6.00%, 10/15/37	$ 32,496	$ 37,211
6.00%, 6/15/37	34,760	38,924
6.50%, 10/20/38	7,207	7,694
		475,327
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $10,021,891)		10,402,227
U.S. TREASURY OBLIGATIONS (10.4%)
U.S. Treasury Notes
0.38%, 1/15/27 (TIPS)	1,000,000	1,104,037
1.62%, 11/30/26	1,000,000	1,012,813
1.75%, 11/15/29	1,000,000	1,020,820
2.00%, 11/15/21	5,000,000	5,056,641
2.00%, 2/15/22	7,000,000	7,092,695
2.00%, 11/30/20	2,000,000	2,007,500
		17,294,506
TOTAL U.S. TREASURY OBLIGATIONS (COST $17,042,961)		17,294,506

	Shares
PREFERRED STOCKS (1.1%)
BANKS (0.2%)
JPMorgan Chase & Co. − Preferred, 6.10%	15,000	$ 382,950
COMMERCIAL SERVICES & SUPPLIES (0.2%)
Pitney Bowes, Inc. − Preferred, 6.70%	15,000	301,200
EQUITY REAL ESTATE INVESTMENT TRUSTS (0.2%)
Public Storage − Preferred, 5.38%	15,000	381,600
INSURANCE (0.3%)
Globe Life, Inc. − Preferred, 6.13%	15,000	402,000
	Shares	Value
INTERNET & DIRECT MARKETING RETAIL (0.2%)
eBay, Inc. − Preferred, 6.00%	15,000	$ 397,200
TOTAL PREFERRED STOCKS (COST $1,982,831)		1,864,950
TOTAL INVESTMENTS (COST $160,123,951) 99.3%		165,739,149
OTHER ASSETS IN EXCESS OF LIABILITIES 0.7%		1,196,340
NET ASSETS 100.0%		$ 166,935,489

(a)	Variable rate security. The interest rate shown represents the rate in effect at January 31, 2020. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	7-day current yield as of January 31, 2020 is disclosed.
(c)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2020.

bps — Basis Points
GO — Government Obligation
H15T1Y — 1 Year Treasury Constant Maturity Rate
LLC — Limited Liability Company
LP — Limited Partnership
TIPS — Treasury Inflation-Protected Security
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — January 31, 2020 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a "Fund" and, collectively, the "Funds") consists of six Funds — Steward Large Cap Enhanced Fund, Steward Mid-Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steard Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund's designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Det securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds' Board of Directors.
Accounting principals generally accepted in the United States of America ("GAAP") establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarcy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2020:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Security Type
Common Stocks*	$ 31,828,685	$ —	$ —	$ 31,828,685
Money Market Fund	541,708	—	—	541,708
Total Investment Securities	$ 32,370,393	$ —	$ —	$ 32,370,393
Other Financial Instruments:^
Written Call Options	$ (596,385)	$ —	$ —	$ (596,385)
Total Investments	$ 31,774,008	$ —	$ —	$ 31,774,008
Steward Global Equity Income Fund
Security Type
Common Stocks*	$ 325,624,661	$ —	$ —	$ 325,624,661
Money Market Fund	2,686,984	—	—	2,686,984
Preferred Stocks*	5,058,334	—	—	5,058,334
Total Investments	$ 333,369,979	$ —	$ —	$ 333,369,979
Steward International Enhanced Index Fund
Security Type
Common Stocks*	$ 140,710,968	$ 461,033	$ —	$ 141,172,001
Master Limited Partnerships	824,160	—	—	824,160
Money Market Fund	2,023,406	—	—	2,023,406
Preferred Stocks*	4,324,492	—	—	4,324,492
Total Investments	$ 147,883,026	$ 461,033	$ —	$ 148,344,059
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 443,751,308	$ —	$ —	$ 443,751,308
Money Market Fund	4,151,286	—	—	4,151,286
Total Investments	$ 447,902,594	$ —	$ —	$ 447,902,594
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 216,034,137	$ —	$ —	$ 216,034,137
Money Market Fund	1,214,144	—	—	1,214,144
Right*	—	—	—**	—
Total Investments	$ 217,248,281	$ —	$ —	$ 217,248,281
Steward Select Bond Fund
Security Type
Corporate Bonds*	$ —	$ 114,815,102	$ —	$ 114,815,102
Money Market Fund	6,659,538	—	—	6,659,538
Municipal Bonds	—	2,919,801	—	2,919,801
U.S. Government Agencies	—	11,783,025	—	11,783,025
U.S. Government Agency Mortgage-Backed Obligations	—	10,402,227	—	10,402,227
U.S. Treasury Obligations	—	17,294,506	—	17,294,506
Preferred Stocks*	1,467,750	397,200	—	1,864,950
Total Investments	$ 8,127,288	$ 157,611,861	$ —	$ 165,739,149

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and preferred stocks segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: For financial reporting purposes, portfolio securities transactions are reported on the trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following the trade date. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.